UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07255

Oppenheimer International Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2015

Item 1. Reports to Stockholders.

Semiannual Report 3/31/2015

OppenheimerFunds®

The Right Way
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Oppenheimer
International Bond Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/15

	6-Month	1-Year	5-Year	10-Year
Class A Shares of the Fund without Sales Charge	-0.13%	-0.12%	2.59%	5.44%
Class A Shares of the Fund with Sales Charge	-4.88	-4.86	1.60	4.93
Citigroup Non-U.S. Dollar World Government Bond Index	-7.14	-9.82	0.38	2.51
J.P. Morgan Government Bond Index	-9.44	-11.14	0.73	6.25
J.P. Morgan Emerging Markets Bond Index	1.45	5.65	7.10	8.11
Reference Index	-6.13	-7.24	1.94	4.32

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 4.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

2      OPPENHEIMER INTERNATIONAL BOND FUND

Fund Performance Discussion

The Fund’s Class A shares (without sales charge) produced a total return of -0.13% during the reporting period, outperforming the Citigroup Non-U.S. Dollar World Government Bond Index, which returned -7.14%.

MARKET OVERVIEW

Over the first half of the reporting period, U.S. growth continued at a slightly higher pace than any other developed economy and employment gains in the U.S. remained strong. Growth in the rest of the world remained subdued, however, with major developed economies like the Eurozone and Japan continuing to disappoint due to weak aggregate demand. The European Central Bank (the “ECB”) set the stage for initiating quantitative easing (“QE”) early in 2015 on the backdrop of concerns about deflationary pressures in the Eurozone; consequently, the yields on core European debt dropped further. In many cases yields on European sovereign debt remained negative in the front-end of the curve. The Bank of Japan also amped up their own QE by buying longer maturity government debt and riskier assets; this led to a further and significant decline in the yen.

The second half of the reporting period was marked by a cooling of U.S. growth after a strong fourth quarter of 2014. Nonfarm payroll employment grew at a 3-month average of 197,000 jobs per month and manufacturing surveys pointed towards a slowdown. The dollar also continued to strengthen significantly during this time against most of the U.S.’s major trading partners, which acted as a drag on growth. Businesses, especially exporters, cited this as a headwind. ECB President Mario Draghi announced the purchase of €60 billion a month in sovereign bonds from Eurozone countries for at least 19 months, which is projected to increase the European Central Bank’s balance sheet by over €1 trillion. The announcement and implementation of quantitative easing in the Eurozone had a significant impact on financial markets, with European markets rallying and the euro falling against most major trading partners. Federal Reserve (“Fed”) Chairwoman Janet Yellen also indicated that the Fed is still intent on raising interest rates in the U.S. during 2015, despite any near-term weakness in first quarter growth. The Fed has made clear, however, that it will remain flexible on the timing and the extent of interest rate hikes for the rest of the year.

FUND REVIEW

During the reporting period, foreign currency positioning was a strong positive contributor to performance on a relative basis. Currency shorts in the troubled yen and declining euro supported returns as the U.S. dollar rallied strongly. This U.S. dollar strength was especially evident against the euro, which

3      OPPENHEIMER INTERNATIONAL BOND FUND

declined significantly during the reporting period on the expectations and announcements of quantitative easing on the part of the ECB. Also benefiting the Fund’s performance was our credit exposure, with our investments within European credit contributing positively to performance.

Our interest rate positioning was mixed but detracted from performance overall during the reporting period. Our underweight in European duration detracted as rates rallied there in anticipation of ECB easing measures. Duration measures interest rate sensitivity. The longer the duration, the greater the expected volatility as interest rates change. With core European yields on seven-year and shorter debt trading down to negative yields in anticipation of QE on that continent, we chose to avoid bonds with negative yields and continued to do so. Not only in Europe but also in many emerging markets, particularly in Asia, collapsing interest rate expectations on the back of falling energy prices led to lower rate environments. Positive contribution mainly came from underweight Japanese rates and overweight European periphery bonds while negative contribution came from exposures in Turkey and an underweight position in Germany.

STRATEGY & OUTLOOK

Capital markets have been predicting lower global growth with heightened deflationary risks in Europe and Japan. This consensus opinion has even factored in growth vulnerabilities in the U.S. However, we remain more constructive generally on both the U.S. and certainly Europe. We can envision a scenario where growth in core Europe may pick up for the remainder of 2015. Low oil prices are stimulative for energy consumers, including many developed markets such as Europe, the U.K., and the U.S. as well as some emerging markets such as India, Turkey and Indonesia.

Our positioning across foreign currency, interest rates and credit are consistent with themes that were the foundation of our outlook for 2015. While our belief is that monetary policy in the U.S. will tend to support a stronger dollar over the course of the next 12-18 months, we also believe there are opportunities to add value through active currency management even in a strong dollar world. For example, the rise in the dollar versus a few emerging market currencies has become stretched in our view. Therefore, while our Fund level exposure to foreign currency is among its lowest ever at around 12.5% as of March 31, we do have modest exposure to the Indian rupee, Swedish krona and Mexican peso, which may be due for rebounds given their underlying fundamentals. In our view, our ability to actively manage currency exposure through both increasing and decreasing foreign currency exposure at an aggregate level, as well as selecting individual foreign currencies, has the potential to add value in most market environments, including one in which the dollar is strong.

4      OPPENHEIMER INTERNATIONAL BOND FUND

In terms of interest rate exposure, we maintain an overall Fund duration of 4.79 years, which represents an underweight relative to the Citigroup Non-U.S. Dollar World Government Bond Index. This is largely due to underweight duration positions in both the euro area and Japan. In our view, the likelihood that low yields in Japanese Government Bonds (“JGBs”) and core European debt such as German bunds may remain negative continues to justify shorter duration postures in those two regions which represent a large component of the Citigroup Non-U.S. Dollar World Government Bond Index. Additionally, we believe that over time, interest rates in these areas are likely to cycle higher than lower. The Fund maintains modest levels of interest rate exposure within select developed market and emerging market names such as Singapore, Korea, and India given our belief that fundamentals in these areas support lower interest rate levels over time.

Finally, in terms of credit, we maintain roughly 35.5% of the Fund in credit assets. We continue to like credit as we see evidence

Hemant Baijal Portfolio Manager

of a positive global credit cycle. More specifically, we maintain our exposures within European credit as we believe that Europe still represents a sweet spot for credit investing. Corporate deleveraging and improving growth (albeit slow) in the region should continue to underpin credit assets in the region. Elsewhere in the world, we view credit valuations on a case-by-case basis. Within sovereign names, we largely remain positive on emerging market sovereign debt. We are invested in places like Mexico and India, which represent areas that have appropriately managed their economies over time through suitable monetary and fiscal policies, including economic reforms. Corporate debt in the emerging world is also analyzed on a case-by-case basis. We have very little exposure to areas where we believe growth is slowing and corporate balance sheets are leveraging up, such as Chinese corporates. We do maintain positions in select emerging market corporations, though we will likely continue to prefer to allocate into European credit and emerging market sovereign credit assets.

Christopher Kelly[1] Portfolio Manager

1. Christopher Kelly became a Portfolio Manager in

    March 2015.

5      OPPENHEIMER INTERNATIONAL BOND FUND

Top Holdings and Allocations

TOP TEN GEOGRAPHICAL HOLDINGS

United Kingdom	10.0%
Brazil	9.0
United States	8.9
Italy	6.4
Mexico	6.2
Japan	5.6
France	4.3
India	4.3
Canada	3.5
Turkey	3.2

Portfolio holdings and allocation are subject to change. Percentages are as of March 31, 2015, and are based on total market value of investments.

REGIONAL ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

6      OPPENHEIMER INTERNATIONAL BOND FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/15

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OIBAX)	6/15/95	-0.13%	-0.12%	2.59%	5.44%
Class B (OIBBX)	6/15/95	-0.68%	-1.06%	1.74%	4.92%
Class C (OIBCX)	6/15/95	-0.68%	-1.04%	1.87%	4.68%
Class I (OIBIX)	1/27/12	0.08%	0.32%	1.77% *	N/A
Class R (OIBNX)	3/1/01	-0.26%	-0.38%	2.23%	5.04%
Class Y (OIBYX)	9/27/04	-0.01%	0.13%	2.90%	5.80%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/15

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OIBAX)	6/15/95	-4.88%	-4.86%	1.60%	4.93%
Class B (OIBBX)	6/15/95	-5.60%	-5.90%	1.39%	4.92%
Class C (OIBCX)	6/15/95	-1.66%	-2.01%	1.87%	4.68%
Class I (OIBIX)	1/27/12	0.08%	0.32%	1.77% *	N/A
Class R (OIBNX)	3/1/01	-1.25%	-1.35%	2.23%	5.04%
Class Y (OIBYX)	9/27/04	-0.01%	0.13%	2.90%	5.80%
* Shows performance since inception.

STANDARDIZED YIELDS

For the 30 Days Ended 3/31/15
Class A	2.02%
Class B	1.38
Class C	1.38
Class I	2.57
Class R	1.88
Class Y	2.38

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge (unless otherwise indicated): for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge (“CDSC”) of 5% (1-year) and 2% (5-year); and for Class C shares, the CDSC of 1% for the 1-year period. Prior to 7/1/14, Class R shares were named Class N shares. Beginning 7/1/14, new purchases of Class R shares will no

7      OPPENHEIMER INTERNATIONAL BOND FUND

longer be subject to a CDSC upon redemption (any CDSC will remain in effect for purchases prior to 7/1/14). There is no sales charge for Class I and Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion.

Standardized yield is based on net investment income for the 30-day period ended 3/31/15 and the maximum offering price at the end of the period for Class A shares and the net asset value for Class B, Class C, Class I, Class R and Class Y shares. Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields.

The Fund’s performance is compared to the Citigroup Non-U.S. Dollar World Government Bond Index, the J.P. Morgan Government Bond Index, the J.P. Morgan Emerging Markets Bond Index, and the Fund’s Reference Index. The Citigroup Non-U.S. World Government Bond Index is an index of fixed rate government bonds with a maturity of one year or longer and amounts outstanding of at least U.S. $25 million. The J.P. Morgan Government Bond Index is a comprehensive, global local Emerging Markets Index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The J.P. Morgan Emerging Markets Bond Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). The Fund’s Reference Index is a customized weighted index currently comprised of 50% of the Citigroup Non-U.S. Dollar World Government Bond Index, 30% of the J.P. Morgan Government Bond Index, and 20% of the J.P. Morgan Emerging Markets Bond Index. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8      OPPENHEIMER INTERNATIONAL BOND FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2015.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9      OPPENHEIMER INTERNATIONAL BOND FUND

Actual	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During 6 Months Ended March 31, 2015
Class A	$1,000.00	$998.70	$5.05
Class B	1,000.00	993.20	8.83
Class C	1,000.00	993.20	8.78
Class I	1,000.00	1,000.80	2.85
Class R	1,000.00	997.40	6.29
Class Y	1,000.00	999.90	3.80

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.90	5.10
Class B	1,000.00	1,016.11	8.94
Class C	1,000.00	1,016.16	8.89
Class I	1,000.00	1,022.09	2.88
Class R	1,000.00	1,018.65	6.36
Class Y	1,000.00	1,021.14	3.84

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2015 are as follows:

Class	Expense Ratios
Class A	1.01%
Class B	1.77
Class C	1.76
Class I	0.57
Class R	1.26
Class Y	0.76

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS March 31, 2015 Unaudited

		Principal Amount	Value
Asset-Backed Securities—0.5%
Avoca CLO VIII Ltd., Series VIII-X, Cl. E, 4.432%, 10/15/23[1]	EUR	6,170,000	$6,238,172
Axius Europe CLO SA, Series 2007-1X, Cl. E, 4.678%, 11/15/23[1]	EUR	6,972,613	7,251,188
Cadogan Square CLO IV BV, Series 4X, Cl. D, 1.691%, 7/24/23[1]	EUR	4,650,000	4,774,831
Halcyon Structured Asset Management European CLO BV, Series 2006-IIX, Cl. E, 3.991%, 1/25/23[1]	EUR	6,253,701	6,334,283
Harvest CLO IA SA:
Series I-X, Cl. D, 2.989%, 3/29/17[1]	EUR	700,058	754,257
Series I-X, Cl. E, 7.589%, 3/29/17[1]	EUR	2,530,487	2,745,988
Highlander Euro CDO II Cayman Ltd., Series 2006-2CX, Cl. E, 3.621%, 12/14/22[1]	EUR	6,034,185	6,095,050
Magellan Mortgages plc, Series 3, Cl. A, 0.308%, 5/15/58[1]	EUR	1,520,620	1,517,948
Stichting Halcyon Structured Asset Management European, Series 2007-IX, Cl. E, 3.941%, 7/24/23[1]	EUR	1,159,527	1,183,556
Theseus European CLO SA, Series 2006-1X, Cl. E, 4.118%, 8/27/22[1]	EUR	3,505,000	3,635,270
Total Asset-Backed Securities (Cost $47,920,773)			40,530,543

Mortgage-Backed Obligations—0.9%
Capital Mortgage Srl, Series 2007-1, Cl. B, 0.273%, 1/30/47[1]	EUR	8,000,000	6,076,857
Eurosail plc, Series 2007-5X, Cl. A1A1	GBP	14,501,284	20,504,867
Hipocat 11 Fondo de Titulizacion de Activos, Series HIPO-11, Cl. A2, 0.201%, 1/15/50[1]	EUR	3,419,604	3,288,377
IM Pastor 4 Fondo de Titulizacion de Activos:
Series 4, Cl. A, 0.165%, 3/22/44[1]	EUR	24,830,645	23,846,453
Series 4, Cl. B, 0.215%, 3/22/44[1]	EUR	3,000,000	1,600,211
Lusitano Mortgages plc:
Series 4, Cl. A, 0.247%, 9/15/48[1]	EUR	1,839,222	1,861,875
Series 4, Cl. C, 0.587%, 9/15/48[1]	EUR	3,308,556	2,526,013
Magellan Mortgages plc, Series 4, Cl. A, 0.20%, 7/20/59[1]	EUR	1,722,910	1,721,322
Rural Hipotecario I Fondo de Titulizacion Hipotec, Series 9, Cl.
A2, 0.188%, 2/17/50[1]	EUR	7,666,944	8,031,404
Total Mortgage-Backed Obligations (Cost $75,274,429)			69,457,379

Foreign Government Obligations—50.4%
Angola—0.1%
Republic of Angola Via Northern Lights III BV Sr. Unsec. Nts., 7%, 8/16/19		6,040,000	6,082,425

Australia—1.8%
Commonwealth of Australia Bonds, 3.75% Sr. Unsec. Nts., 4/21/37	AUD	20,000,000	17,614,374
Commonwealth of Australia Sr. Unsec. Bonds:
1.25% Sr. Unsec. Nts., 2/21/22[2]	AUD	25,000,000	22,095,028
2.00% Sr. Unsec. Nts., 8/21/35[2]	AUD	11,300,000	11,774,363
New South Wales Treasury Corp. Sr. Unsec. Nts.:
2.75%, 11/20/25[2]	AUD	15,000,000	17,333,996
6.00%, 5/1/23	AUD	20,000,000	19,252,181
Queensland Treasury Corp. Sr. Unsec. Nts.:
Series 22, 6.00%, 7/21/22	AUD	7,400,000	6,913,099
Series 25, 4.75%, 7/21/25[3]	AUD	5,000,000	4,449,433

11      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Australia (Continued)
Queensland Treasury Corp. Sr. Unsec. Nts.: (Continued)
Series 33, 6.50%, 3/14/33	AUD	20,590,000	$22,682,074
Victoria Treasury Corp. Sr. Unsec. Nts., 5.50%, 11/17/26	AUD	21,385,000	20,749,869
			142,864,417

Belgium—1.8%
Kingdom of Belgium Bonds, Series 58, 3.75%, 9/28/20	EUR	100,000,000	129,663,320
Kingdom of Belgium Unsec. Bonds, Series 60, 4.25%, 3/28/41[3]	EUR	5,055,000	9,585,454
			139,248,774

Brazil—7.7%
Brazil Minas SPE via State of Minas Gerais Sec. Bonds, 5.333%, 2/15/28[3]		7,610,000	7,305,600
Federative Republic of Brazil International Bonds, 4.25%, 1/7/25		18,910,000	18,555,438
Federative Republic of Brazil Nota Do Tesouro Nacional Sr. Unsec. Nts.:
4.875%, 1/22/21		14,683,000	15,490,565
9.762%, 1/1/17	BRL	750,925,000	223,214,181
Federative Republic of Brazil Nota Do Tesouro Nacional Unsec. Nts.:
13.288%, 8/15/50	BRL	16,950,000	12,903,156
13.505%, 5/15/45	BRL	14,000,000	10,702,239
Federative Republic of Brazil Unsec. Bonds:
11.963%, 7/1/15	BRL	405,000,000	123,175,936
12.394%, 1/1/16	BRL	650,000,000	185,153,922
			596,501,037

Canada—0.8%
Canada Unsec. Bonds, 3.75%, 6/1/19	CAD	73,380,000	65,471,032

China—0.2%
Export-Import Bank of China (The) Sr. Unsec. Nts., 3.625%, 7/31/24[3]		16,315,000	17,113,782

Colombia—0.8%
Republic of Colombia Sr. Unsec. Nts.:
4.00%, 2/26/24		13,630,000	14,086,605
4.375%, 7/12/21		17,070,000	18,153,945
5.00%, 6/15/45		9,915,000	10,237,238
5.625%, 2/26/44		3,295,000	3,698,638
7.375%, 9/18/37		3,225,000	4,329,562
8.125%, 5/21/24		7,315,000	9,747,237
			60,253,225

Croatia—0.4%
Republic of Croatia Sr. Unsec. Nts.:
5.50%, 4/4/23[3]		23,420,000	24,971,575
6.375%, 3/24/21[3]		4,045,000	4,477,411
6.75%, 11/5/19[3]		2,450,000	2,728,687
			32,177,673

Denmark—0.5%
Kingdom of Denmark Bonds, 4%, 11/15/19	DKK	217,580,000	37,434,193

12      OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Dominican Republic—0.6%
Banco de Reservas de la Republica Dominicana Sub. Nts., 7%, 2/1/23[3]		$10,940,000	$11,053,885
Dominican Republic Sr. Unsec. Bonds:
5.50%, 1/27/25[3]		6,765,000	7,018,688
5.875%, 4/18/24[3]		3,500,000	3,683,750
6.60%, 1/28/24[3]		9,475,000	10,327,750
6.85%, 1/27/45[3]		11,095,000	11,705,225
			43,789,298

Egypt—0.0%
Arab Republic of Egypt Bonds, 6.875%, 4/30/40[3]		2,365,000	2,397,519

France—2.3%
French Republic Bonds, 3.25%, 5/25/45	EUR	75,630,000	126,227,593
French Republic Unsec. Bonds, 0.25%, 7/25/24[2]	EUR	40,896,680	48,933,999
			175,161,592

Gabon—0.1%
Gabonese Republic Unsec. Bonds, 6.375%, 12/12/24[3]		8,765,000	8,304,837

Greece—0.3%
Athens Urban Transportation Organisation Sr. Unsec. Nts.,
4.851%, 9/19/16	EUR	2,940,000	2,323,476
Hellenic Republic Sr. Unsec. Bonds:
5.20%, 7/17/34	EUR	16,700,000	9,777,768
6.14%, 4/14/28	EUR	18,940,000	13,516,997
			25,618,241

Hungary—0.6%
Hungary Unsec. Bonds:
Series 20/A, 7.50%, 11/12/20	HUF	4,821,000,000	21,501,276
Series 23/A, 6.00%, 11/24/23	HUF	5,189,000,000	22,454,319
			43,955,595

India—2.6%
Indian Railway Finance Corp. Ltd. Sr. Unsec. Nts., 3.417%, 10/10/17		9,920,000	10,219,197
Republic of India Sr. Unsec. Bonds:
7.28%, 6/3/19	INR	5,573,000,000	87,858,932
8.12%, 12/10/20	INR	2,450,000,000	39,637,687
8.83%, 11/25/23	INR	3,647,000,000	61,723,864
			199,439,680

Indonesia—2.0%
Perusahaan Penerbit SBSN Indonesia III Sr. Unsec. Nts., 4%, 11/21/18[3]		7,025,000	7,406,106
Perusahaan Penerbit SBSN Indonesia III Unsec. Nts.:
4.35%, 9/10/24[3]		4,560,000	4,711,848
6.125%, 3/15/19[3]		14,480,000	16,385,134
Republic of Indonesia International Bonds:
4.125%, 1/15/25[3]		13,210,000	13,622,813
5.125%, 1/15/45[3]		6,605,000	6,968,275

13      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Indonesia (Continued)
Republic of Indonesia Sr. Unsec. Bonds:
3.375%, 4/15/23[3]		$7,830,000	$7,712,550
4.625%, 4/15/43[3]		4,035,000	3,959,344
4.875%, 5/5/21[3]		18,625,000	20,371,094
5.375%, 10/17/23[3]		6,690,000	7,517,887
5.875%, 1/15/24[3]		9,340,000	10,822,725
6.75%, 1/15/44[3]		2,585,000	3,312,031
11.625%, 3/4/19[3]		4,245,000	5,677,687
Republic of Indonesia Treasury Bonds:
Series FR68, 8.375%, 3/15/34	IDR	170,100,000,000	13,861,686
Series FR70, 8.375%, 3/15/24	IDR	182,330,000,000	14,889,145
Series FR71, 9.00%, 3/15/29	IDR	185,960,000,000	15,993,982
			153,212,307

Italy—4.9%
Republic of Italy Buoni Poliennali Del Tesoro Bonds:
1.05%, 12/1/19	EUR	105,000,000	115,522,928
1.65%, 3/1/32[3]	EUR	50,000,000	53,734,919
3.25%, 9/1/46[3]	EUR	42,000,000	57,277,693
Republic of Italy Buoni Poliennali del Tesoro Unsec. Bonds:
3.50%, 3/1/30[3]	EUR	33,700,000	45,444,922
4.75%, 9/1/44[3]	EUR	15,000,000	25,741,243
5.00%, 9/1/40	EUR	10,540,000	17,977,185
Republic of Italy Certificati di Credito del Tesoro Unsec. Nts.,
0.982%, 10/15/17[1]	EUR	22,685,000	24,783,465
Republic of Italy International Sr. Unsec. Bonds, 4.50%, 6/8/15	JPY	5,000,000,000	41,983,824
			382,466,179

Ivory Coast—0.6%
Republic of Cote d’Ivoire Sr. Unsec. Bonds, 5.75%, 12/31/32[1]		41,835,000	40,109,013
Republic of Cote d’Ivorie Bonds, 6.375%, 3/3/28[3]		8,360,000	8,401,800
			48,510,813

Japan—4.5%
Japan Bank for International Cooperation Sr. Unsec. Nts.,
2.30%, 3/19/18	CAD	13,205,000	10,784,718
Japan Sr. Unsec. Bonds:
0.10%, 9/10/24[2]	JPY	7,938,080,000	71,514,532
Series 134, 1.80%, 3/20/32	JPY	6,053,000,000	57,531,334
Series 143, 1.60%, 3/20/33	JPY	6,414,000,000	58,935,373
Series 36, 2.00%, 3/20/42	JPY	12,678,000,000	122,167,041
Series 38, 1.80%, 3/20/43	JPY	3,031,000,000	28,053,335
			348,986,333

Kenya—0.2%
Republic of Kenya Sr. Unsec. Bonds:
5.875%, 6/24/19[3]		4,755,000	4,905,971
6.875%, 6/24/24[3]		9,805,000	10,287,897
			15,193,868

Malaysia—0.4%
1MDB Global Investments Ltd. Sr. Unsec. Nts., 4.40% Sr.
Unsec. Nts., 3/9/23		6,000,000	5,445,900

14      OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Malaysia (Continued)
Federation of Malaysia Sr. Unsec. Bonds, 4.262%, 9/15/16	MYR	83,350,000	$22,842,761
			28,288,661

Mexico—3.8%
United Mexican States Bonds:
3.00%, 3/6/45	EUR	6,595,000	7,399,744
3.60%, 1/30/25		22,795,000	23,507,344
United Mexican States Sr. Unsec. Bonds, Series M10, 8%, 12/17/15	MXN	1,395,000,000	94,471,044
United Mexican States Sr. Unsec. Nts., 5.625%, 3/19/2114	GBP	8,000,000	12,577,559
United Mexican States Unsec. Bonds:
4.60%, 1/23/46		13,210,000	13,606,300
5.625%, 1/15/17		21,175,000	22,763,125
Series M, 5.00%, 12/11/19	MXN	1,785,000,000	115,739,641
Series M20, 4.75%, 3/8/44		3,260,000	3,439,300
			293,504,057

Morocco—0.3%
Kingdom of Morocco Sr. Unsec. Bonds, 5.50%, 12/11/42[3]		9,755,000	10,928,429
Kingdom of Morocco Sr. Unsec. Nts., 4.25%, 12/11/22[3]		8,890,000	9,245,600
			20,174,029

New Zealand—0.2%
Commonwealth of New Zealand Bonds, 3%, 9/20/30[2]	NZD	10,000,000	8,893,875
Commonwealth of New Zealand Sr. Unsec. Bonds, 2%, 9/20/25[2]	NZD	10,000,000	7,922,519
			16,816,394

Panama—0.7%
Republic of Panama Sr. Unsec. Bonds:
3.75%, 3/16/25		9,870,000	10,166,100
4.00%, 9/22/24		4,550,000	4,788,875
5.20%, 1/30/20		26,660,000	29,792,550
6.70%, 1/26/36		4,710,000	6,193,650
9.375%, 4/1/29		4,370,000	6,707,950
			57,649,125

Peru—0.3%
Republic of Peru Sr. Unsec. Bonds:
5.625%, 11/18/50		11,130,000	13,634,250
7.35%, 7/21/25		7,640,000	10,428,600
			24,062,850

Philippines—0.6%
Republic of the Philippines Sr. Unsec. Bonds:
6.375%, 1/15/32		14,555,000	19,831,188
6.375%, 10/23/34		17,680,000	24,862,500
			44,693,688

Poland—0.6%
Republic of Poland Sr. Unsec. Bonds:
3.00%, 3/17/23		31,470,000	32,382,630

15      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Poland (Continued)
Republic of Poland Sr. Unsec. Bonds: (Continued)
5.125%, 4/21/21		$13,210,000	$15,208,673
			47,591,303

Portugal—0.5%
Portugal Obrigacoes do Tesouro OT Bonds, 2.875%, 10/15/25[3]	EUR	29,045,000	34,800,922

Russia—0.3%
AHML Via AHML Finance Ltd. Unsec. Nts., 7.75%, 2/13/18[3]	RUB	132,500,000	1,931,495
Russian Federation Sr. Unsec. Bonds, 4.875%, 9/16/23[3]		12,910,000	12,486,552
Russian Federation Sr. Unsec. Nts., 5%, 4/29/20[3]		10,620,000	10,686,375
			25,104,422

Senegal—0.0%
Republic of Senegal Unsec. Bonds, 6.25%, 7/30/24[3]		3,395,000	3,325,287

Serbia—0.3%
Republic of Serbia Sr. Unsec. Bonds, 5.25%, 11/21/17[3]		11,685,000	12,174,017
Republic of Serbia Unsec. Bonds, 5.875%, 12/3/18[3]		12,495,000	13,307,175
			25,481,192

Singapore—0.7%
Republic of Singapore Sr. Unsec. Bonds:
1.625%, 10/1/19	SGD	50,000,000	36,191,168
2.375%, 4/1/17	SGD	25,130,000	18,706,839
			54,898,007

South Africa—1.3%
Republic of South Africa Sr. Unsec. Bonds:
5.375%, 7/24/44		8,670,000	9,338,457
5.875%, 9/16/25		16,150,000	18,543,430
Series R208, 6.75%, 3/31/21	ZAR	514,540,000	41,177,030
Republic of South Africa Unsec. Bonds:
Series 2023, 7.75%, 2/28/23	ZAR	311,100,000	25,920,588
Series R186, 10.50%, 12/21/26	ZAR	90,100,000	8,992,469
			103,971,974

Spain—0.4%
Instituto de Credito Oficial Sr. Unsec. Nts., 5%, 5/15/15	NOK	85,000,000	10,584,878
Kingdom of Spain Sr. Unsec. Bonds, 0.55%, 11/30/19[2,3]	EUR	16,715,420	18,891,329
			29,476,207

Sri Lanka—0.3%
Democratic Socialist Republic of Sri Lanka Sr. Unsec. Bonds:
5.875%, 7/25/22[3]		8,565,000	8,764,136
6.00%, 1/14/19[3]		9,030,000	9,278,325
6.25%, 10/4/20[3]		3,055,000	3,184,838
			21,227,299

Sweden—0.2%
Kingdom of Sweden Unsec. Bonds, 4.25%, 3/12/19	SEK	108,600,000	14,812,608

Turkey—1.6%
Republic of Turkey Bonds:
4.875%, 4/16/43		11,950,000	11,845,438

16      OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Turkey (Continued)
Republic of Turkey Bonds: (Continued)
8.20%, 7/13/16	TRY	33,900,000	$12,989,993
8.30%, 10/7/15	TRY	14,215,000	5,467,113
8.50%, 7/10/19	TRY	60,000,000	23,296,904
8.80%, 11/14/18	TRY	44,165,000	17,269,342
8.80%, 9/27/23	TRY	6,865,000	2,724,971
10.50%, 1/15/20	TRY	10,940,000	4,598,256
Republic of Turkey Sr. Unsec. Bonds:
4.35%, 11/12/21	EUR	7,830,000	9,377,633
6.00%, 1/14/41		3,310,000	3,774,062
6.625%, 2/17/45		2,635,000	3,269,903
6.875%, 3/17/36		6,590,000	8,186,559
Republic of Turkey Unsec. Bonds:
6.30%, 2/14/18	TRY	28,925,000	10,578,435
7.10%, 3/8/23	TRY	25,530,000	9,155,887
9.00%, 3/8/17	TRY	6,615,000	2,587,416
			125,121,912

United Arab Emirates—0.1%
Emirate of Dubai Sr. Unsec. International Bonds, 5.25%, 1/30/43		4,675,000	4,474,915

United Kingdom—4.8%
United Kingdom Unsec. Treasury Bonds:
3.75%, 9/7/21	GBP	104,275,000	178,590,502
4.00%, 9/7/16	GBP	28,200,000	44,012,031
4.25%, 12/7/55	GBP	15,155,000	34,441,184
4.75%, 12/7/38	GBP	37,875,000	82,712,629
6.00%, 12/7/28	GBP	14,500,000	32,612,830
			372,369,176

Uruguay—0.1%
Oriental Republic of Uruguay Sr. Unsec. Bonds, 5.10%, 6/18/50		10,810,000	11,269,425

Venezuela—0.0%
Bolivarian Republic of Venezuela Sr. Unsec. Bonds, 7.75%, 10/13/19		2,605,000	950,825

Vietnam—0.1%
Socialist Republic of Vietnam Bonds, 4.80%, 11/19/24[3]		6,725,000	7,036,031
Total Foreign Government Obligations (Cost $4,138,412,316)			3,911,283,129

Corporate Bonds and Notes—33.2%
Consumer Discretionary—1.3%
Auto Components—0.2%
GKN Holdings plc:
5.375% Sr. Unsec. Nts., 9/19/22	GBP	2,485,000	4,299,722
6.75% Sr. Unsec. Nts., 10/28/19	GBP	4,585,000	8,098,856
			12,398,578

17      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Automobiles—0.2%
Daimler Finance North America LLC, 2.375% Sr. Unsec. Nts., 8/1/18[3]		$6,035,000	$6,190,654
Volkswagen International Finance NV, 3.875% Jr. Sub. Perpetual Bonds[1,4]	EUR	7,310,000	8,388,825
			14,579,479

Hotels, Restaurants & Leisure—0.1%
Merlin Entertainments plc, 2.75% Sr. Unsec. Nts., 3/15/22[3]	EUR	5,540,000	6,005,285

Household Durables—0.0%
Arcelik AS, 5% Sr. Unsec. Nts., 4/3/23[3]		3,165,000	3,036,817

Media—0.7%
Altice SA, 7.25% Sr. Sec. Nts., 5/15/22[3]	EUR	9,895,000	11,106,932
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
4% Sr. Sec. Nts., 1/15/25[3]	EUR	2,000,000	2,246,075
UPC Holding BV, 6.75% Sr. Unsec. Nts., 3/15/23[3]	EUR	7,105,000	8,399,919
Virgin Media Finance plc:
6.375% Sr. Unsec. Nts., 10/15/24[3]	GBP	2,500,000	3,998,868
7.00% Sr. Unsec. Nts., 4/15/23[3]	GBP	3,565,000	5,775,529
Virgin Media Secured Finance plc, 6% Sr. Sec. Nts., 4/15/21[3]	GBP	9,185,000	14,346,242
Virgin Media Secured Finance PLC, 4.875% Sr. Sec. Nts., 1/15/27[3]	GBP	7,000,000	10,305,921
VTR Finance BV, 6.875% Sr. Sec. Nts., 1/15/24[3]		1,920,000	1,996,800
			58,176,286

Multiline Retail—0.1%
LS Finance 2017 Ltd., 5.25% Sr. Unsec. Nts., 1/26/17		5,000,000	5,261,000
SACI Falabella, 4.375% Sr. Unsec. Nts., 1/27/25[3]		2,165,000	2,240,171
			7,501,171

Consumer Staples—0.4%
Beverages—0.1%
Pernod Ricard SA:
4.45% Sr. Unsec. Nts., 1/15/22[3]		3,065,000	3,326,861
5.75% Sr. Unsec. Nts., 4/7/21[3]		2,550,000	2,963,021
			6,289,882

Food & Staples Retailing—0.2%
Cencosud SA, 5.15% Sr. Unsec. Nts., 2/12/25[3]		9,915,000	9,813,123
Walgreens Boots Alliance, Inc., 2.125% Sr. Unsec. Nts., 11/20/26	EUR	4,990,000	5,686,623
			15,499,746

Food Products—0.1%
BRF SA, 4.75% Sr. Unsec. Nts., 5/22/24[3]		2,265,000	2,208,375
Gruma SAB de CV, 4.875% Sr. Unsec. Nts., 12/1/24[3]		1,865,000	1,974,569
Minerva Luxembourg SA, 7.75% Sr. Unsec. Nts., 1/31/23[3]		2,810,000	2,774,875
			6,957,819

Energy—3.4%
Energy Equipment & Services—0.8%
GNL Quintero SA, 4.634% Sr. Unsec. Nts., 7/31/29[3]		2,205,000	2,296,384

18      OPPENHEIMER INTERNATIONAL BOND FUND

	Principal Amount	Value
Energy Equipment & Services (Continued)
Pertamina Persero PT:
5.625% Sr. Unsec. Nts., 5/20/43[3]	$30,823,000	$30,090,954
6.45% Sr. Unsec. Nts., 5/30/44[3]	6,600,000	7,111,500
Seadrill Ltd., 6.50% Sr. Unsec. Nts., 10/5/15	1,540,000	1,543,850
Sinopec Group Overseas Development 2013 Ltd., 4.375% Sr.
Unsec. Nts., 10/17/23[3]	9,990,000	10,852,996
Sinopec Group Overseas Development 2014 Ltd., 2.75% Sr.
Unsec. Nts., 4/10/19[3]	12,930,000	13,109,003
		65,004,687

Oil, Gas & Consumable Fuels—2.6%
CNOOC Curtis Funding No 1 Pty Ltd., 4.50% Sr. Unsec. Nts., 10/3/23[3]	9,930,000	10,802,946
CNOOC Nexen Finance 2014 ULC, 4.25% Sr. Unsec. Nts., 4/30/24	6,620,000	7,050,843
Cosan Luxembourg SA, 5% Sr. Unsec. Nts., 3/14/23[3]	3,760,000	3,346,400
Delek & Avner Tamar Bond Ltd., 5.082% Sr. Sec. Nts., 12/30/23[3]	1,945,000	1,960,173
Gazprom OAO Via Gaz Capital SA:
4.30% Sr. Unsec. Nts., 11/12/15[3]	9,685,000	9,704,370
4.95% Sr. Unsec. Nts., 7/19/22[3]	3,330,000	2,993,004
Indian Oil Corp. Ltd., 5.75% Sr. Unsec. Nts., 8/1/23	11,560,000	13,035,565
KazMunayGas National Co. JSC, 5.75% Sr. Unsec. Nts., 4/30/43[3]	8,505,000	6,720,651
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[3]	4,180,000	3,887,400
Novatek OAO via Novatek Finance Ltd., 4.422% Sr. Unsec. Nts., 12/13/22[3]	2,830,000	2,242,764
Oil India Ltd., 5.375% Sr. Unsec. Nts., 4/17/24	13,240,000	14,609,268
Origin Energy Finance Ltd.:
3.50% Sr. Unsec. Nts., 10/9/18[3]	11,141,000	11,484,900
5.45% Sr. Unsec. Nts., 10/14/21[3]	596,000	656,294
Pacific Rubiales Energy Corp., 5.375% Sr. Unsec. Nts., 1/26/19[3]	4,000,000	2,650,000
Petroleos de Venezuela SA:
5.375% Sr. Unsec. Nts., 4/12/27	7,000,000	2,187,150
6.00% Sr. Unsec. Nts., 11/15/26[3]	18,275,000	5,784,037
Petroleos Mexicanos:
3.50% Sr. Unsec. Nts., 7/23/20[3]	26,465,000	27,126,625
4.50% Sr. Unsec. Nts., 1/23/26[3]	26,450,000	27,018,675
5.50% Sr. Unsec. Nts., 6/27/44[3]	3,475,000	3,522,781
5.625% Sr. Unsec. Nts., 1/23/46[3]	23,155,000	23,613,469
Petroleum Co. of Trinidad & Tobago Ltd., 6% Sr. Unsec. Nts., 5/8/22[3]	2,346,875	2,451,311
Reliance Holding USA, Inc., 5.40% Sr. Unsec. Nts., 2/14/22[3]	3,310,000	3,642,523
Reliance Industries Ltd., 4.125% Sr. Unsec. Nts., 1/28/25[3]	6,615,000	6,684,338
Reliance Industries Ltd., 5.875% Sr. Unsec. Perpetual Bonds[3,4]	660,000	666,534
Thai Oil PCL, 4.875% Sr. Unsec. Nts., 1/23/43[3]	1,520,000	1,490,095
Tullow Oil plc, 6% Sr. Unsec. Nts., 11/1/20[3]	4,056,000	3,549,000
		198,881,116

19      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Financials—18.1%
Capital Markets—2.2%
Credit Suisse (New York), 1.75% Sr. Unsec. Nts., 1/29/18		$15,000,000	$15,049,545
Credit Suisse Group AG:
7.50% Jr. Sub. Perpetual Bonds[1,3,4]		4,000,000	4,305,000
7.50% Jr. Sub. Perpetual Bonds[1,4]		17,055,000	18,334,841
Deutsche Bank AG:
1.25% Sr. Unsec. Nts., 9/8/21	EUR	4,000,000	4,380,697
4.50% Sub. Nts., 4/1/25		20,000,000	20,012,500
7.125% Jr. Sub. Perpetual Bonds[1,4]	GBP	2,900,000	4,310,145
7.50% Jr. Sub. Perpetual Bonds[1,4]		32,190,000	32,793,563
Deutsche Bank Capital Trust V, 4.901% Jr. Sub. Perpetual Bonds[1,4,5]		4,700,000	4,723,500
Macquarie Bank Ltd., 2.40% Sr. Unsec. Nts., 1/21/20[3]		25,000,000	25,190,700
Schaeffler Finance BV:
3.25% Sr. Sec. Nts., 5/15/25[3]	EUR	2,310,000	2,483,827
4.75% Sr. Sec. Nts., 5/15/23[3]		460,000	463,738
Seven & Seven Ltd., 1.404% Sr. Unsec. Nts., 9/11/19[1,3]		4,500,000	4,500,041
UBS AG (Jersey Branch), 7.25% Sub. Nts., 2/22/22[1]		26,075,000	28,120,871
UBS AG (Stamford CT), 7.625% Sub. Nts., 8/17/22		3,000,000	3,643,926
UBS Group AG Jr. Sub. Perpetual Bonds[1,4]		5,000,000	5,203,000
			173,515,894

Commercial Banks—12.1%
Abbey National Treasury Services plc, 2.35% Sr. Unsec. Nts., 9/10/19		6,000,000	6,101,100
Akbank TAS:
4.00% Sr. Unsec. Nts., 1/24/20[3]		7,280,000	7,119,840
7.50% Sr. Unsec. Nts., 2/5/18[3]	TRY	11,095,000	3,939,401
Altice Financing SA, 5.25% Sr. Sec. Nts., 2/15/23[3]	EUR	2,000,000	2,282,218
Altice SA, 6.25% Sr. Unsec. Nts., 2/15/25[3]	EUR	3,250,000	3,502,425
Banco ABC Brasil SA:
7.875% Sub. Nts., 4/8/20[3]		2,085,000	2,066,756
8.50% Sr. Unsec. Nts., 3/28/16[3]	BRL	8,360,000	2,550,002
Banco Bilbao Vizcaya Argentaria SA:
7.00% Jr. Sub. Perpetual Bonds[1,4]	EUR	12,710,000	14,110,586
9.00% Jr. Sub. Perpetual Bonds[1,4]		10,405,000	11,341,450
Banco Continental SA via Continental Senior Trustees Cayman Ltd., 5.50% Sr. Unsec. Nts., 11/18/20[3]		7,940,000	8,726,060
Banco de Credito del Peru/Panama, 5.375% Sr. Unsec. Nts., 9/16/20[3]		3,310,000	3,641,000
Banco del Estado de Chile, 4.125% Sr. Unsec. Nts., 10/7/20[3]		15,125,000	16,036,009
Banco Santander Brasil SA (Cayman Islands), 8% Sr. Unsec. Unsub. Nts., 3/18/16[3]	BRL	14,290,000	4,253,576
Banco Santander SA:
6.25% Jr. Sub. Perpetual Bonds[1,4]	EUR	690,000	745,818
6.375% Jr. Sub. Perpetual Bonds[1,4]		4,160,000	4,110,280
Bancolombia SA, 5.125% Unsec. Sub. Nts., 9/11/22		6,700,000	6,786,430
Bank of Baroda (London), 4.875% Sr. Unsec. Nts., 7/23/19[3]		3,310,000	3,575,475
Bank of Ireland, 10% Sub. Nts., 2/12/20	EUR	10,000,000	13,748,469
Bank of Scotland plc:
4.875% Sec. Nts., 11/8/16	GBP	5,170,000	8,176,724
4.875% Sec. Nts., 12/20/24	GBP	8,675,000	15,936,601

20      OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Commercial Banks (Continued)
Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 3.25% Sr. Unsec. Nts., 9/8/24[3]		$10,000,000	$10,324,810
Barclays plc:
4.375% Sub. Nts., 9/11/24		12,000,000	12,156,024
6.50% Jr. Sub. Perpetual Bonds[1,4]	EUR	15,000,000	16,661,563
6.625% Jr. Sub. Perpetual Bonds[1,4]		1,220,000	1,212,365
7.00% Jr. Sub. Perpetual Bonds[1,4]	GBP	11,433,000	17,046,868
8.25% Jr. Sub. Perpetual Bonds[1,4]		8,000,000	8,587,328
BNP Paribas SA, 5.945% Jr. Sub. Perpetual Bonds[1,4]	GBP	9,965,000	15,124,286
BPCE SA, 4.50% Sub. Nts., 3/15/25[3]		5,000,000	5,098,665
Brazil Loan Trust 1, 5.477% Sec. Nts., 7/24/23[5]		10,648,653	10,595,409
Commerzbank AG, 8.125% Sub. Nts., 9/19/23[3]		6,470,000	7,723,562
Corp. Financiera de Desarrollo SA, 4.75% Sr. Unsec. Nts., 2/8/22[3]		9,995,000	10,669,662
Corpbanca SA, 3.875% Sr. Unsec. Nts., 9/22/19[3]		7,900,000	7,925,043
CorpGroup Banking SA, 6.75% Sr. Unsec. Nts., 3/15/23[3]		3,530,000	3,513,840
Credit Agricole SA:
6.637% Jr. Sub. Perpetual Bonds[1,4,5]		3,486,000	3,706,890
8.375% Jr. Sub. Perpetual Bonds[1,4,5]		41,450,000	49,205,295
8.375% Jr. Sub. Perpetual Bonds[1,4]		1,200,000	1,424,520
Danske Bank:
5.684% Jr. Sub. Perpetual Bonds[1,4]	GBP	7,025,000	10,816,878
5.75% Jr. Sub. Perpetual Bonds[1,4]	EUR	5,410,000	5,996,799
DBS Bank Ltd., 3.625% Sub. Nts., 9/21/22[1,3]		3,935,000	4,084,975
EUROFIMA, 6.25% Sr. Unsec. Nts., 12/28/18	AUD	5,270,000	4,558,986
European Investment Bank, 6% Sr. Unsec. Nts., 8/6/20	AUD	15,000,000	13,440,784
Export-Import Bank of India:
4.00% Sr. Unsec. Nts., 1/14/23		8,555,000	8,898,141
9.50% Sr. Unsec. Nts., 10/9/18	INR	175,000,000	2,942,615
9.70% Sr. Unsec. Nts., 11/21/18	INR	200,000,000	3,388,331
Export-Import Bank of Korea, 2.875% Sr. Unsec. Nts., 1/21/25		13,230,000	13,303,731
Finansbank AS, 6.25% Sr. Unsec. Nts., 4/30/19[3]		815,000	830,281
Grupo Aval Ltd., 4.75% Sr. Unsec. Nts., 9/26/22[3]		6,870,000	6,825,002
HBOS Capital Funding LP, 6.461% Jr. Sub. Perpetual Bonds[1,4]	GBP	3,385,000	5,406,895
HSBC Holdings plc:
6.375% Jr. Sub. Perpetual Bonds[1,4]		17,000,000	17,425,000
6.375% Jr. Sub. Perpetual Bonds[1,4]		20,635,000	21,099,288
ICICI Bank Ltd., 6.375% Jr. Sub. Nts., 4/30/22[1,3]		3,395,000	3,547,775
ICICI Bank Ltd. (Dubai), 4.75% Sr. Unsec. Nts., 11/25/16[3]		10,585,000	11,067,369
ICICI Bank Ltd. (Hong Kong), 5.75% Sr. Unsec. Nts., 11/16/20[3]		5,340,000	6,077,700
Industrial & Commercial Bank of China Ltd., 6% Jr. Sub. Perpetual Bonds[3]	CNY	50,000,000	8,175,931
Intesa Sanpaolo SpA, 5.017% Sub. Nts., 6/26/24[3]		8,705,000	8,925,863
Krung Thai Bank PCL (Cayman Islands), 5.20% Sub. Nts., 12/26/24[1]		3,310,000	3,457,957
Lloyds Bank plc, 2.35% Sr. Unsec. Nts., 9/5/19		5,000,000	5,067,010
Lloyds Banking Group plc:
4.50% Sub. Nts., 11/4/24		2,000,000	2,081,412
7.00% Jr. Sub. Perpetual Bonds[1,4]	GBP	13,000,000	19,758,263
7.625% Jr. Sub. Perpetual Bonds[1,4]	GBP	3,265,000	5,168,945

21      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Commercial Banks (Continued)
MFB Magyar Fejlesztesi Bank Zrt, 6.25% Sr. Unsec. Nts., 10/21/20[3]		$9,880,000	$11,211,330
Mitsubishi UFJ Trust & Banking Corp., 1.60% Sr. Unsec. Nts., 10/16/17[3]		7,000,000	6,997,081
Mizuho Bank Ltd.:
1.70% Sr. Unsec. Nts., 9/25/17[3]		10,000,000	10,026,630
2.45% Sr. Unsec. Nts., 4/16/19[3]		4,890,000	4,958,445
NABARD, 8.19% Sr. Unsec. Nts., 6/8/18	INR	80,000,000	1,279,360
NN Group NV:
4.625% Sub. Nts., 4/8/44[1]	EUR	14,640,000	17,750,500
6.375% Sub. Nts., 5/7/27[1]	EUR	26,900,000	32,046,681
Nordea Bank AB, 6.125% Jr. Sub. Perpetual Bonds[1,3,4]		7,505,000	7,758,129
Oversea-Chinese Banking Corp. Ltd.:
3.75% Sub. Nts., 11/15/22[1]		4,500,000	4,676,850
4.00% Sub. Nts., 10/15/24[1,3]		22,000,000	22,960,300
4.25% Sub. Nts., 6/19/24[3]		15,000,000	15,728,310
Rabobank Capital Funding Trust IV, 5.556% Jr. Sub. Perpetual Bonds[1,3,4]	GBP	8,355,000	13,454,283
Royal Bank of Scotland Group plc:
3.625% Sub. Nts., 3/25/24[1]	EUR	9,000,000	10,152,238
6.00% Sub. Nts., 12/19/23		8,720,000	9,709,615
7.64% Jr. Sub. Perpetual Bonds, Series U1,4		7,920,000	8,712,000
Royal Bank of Scotland plc (The):
2.375% Sub. Nts., 11/2/15	CHF	3,020,000	3,137,406
13.125% Sub. Nts., 3/19/22[1]	AUD	30,052,000	26,682,150
Santander UK plc, 5% Sub. Nts., 11/7/23[3]		2,800,000	3,020,520
Scottish Widows plc, 5.125% Jr. Sub. Perpetual Bonds[1,4]	GBP	1,760,000	2,633,106
Skandinaviska Enskilda Banken AB:
2.375% Sr. Unsec. Nts., 11/20/18[3]		6,100,000	6,223,074
5.75% Jr. Sub. Perpetual Bonds[1,4]		13,870,000	14,008,298
Societe Generale SA:
5.922% Jr. Sub. Perpetual Bonds[1,3,4]		12,480,000	13,088,400
7.875% Jr. Sub. Perpetual Bonds[1,3,4]		10,000,000	10,350,000
Standard Chartered plc:
5.20% Sub. Nts., 1/26/24[3]		10,000,000	10,867,240
6.50% Jr. Sub. Perpetual Bonds[1,3,4]		7,085,000	7,166,478
State Bank of India (London), 4.875% Sr. Unsec. Nts., 4/17/24[3]		2,260,000	2,462,397
Sumitomo Mitsui Banking Corp.:
1.75% Sr. Unsec. Nts., 1/16/18		20,000,000	20,043,540
2.45% Sr. Unsec. Nts., 1/16/20		5,000,000	5,066,820
TC Ziraat Bankasi AS, 4.25% Sr. Unsec. Nts., 7/3/19[3]		16,310,000	16,238,236
Toronto-Dominion Bank (The), 2.625% Sr. Unsec. Nts., 9/10/18		6,125,000	6,332,190
Turkiye Garanti Bankasi AS, 5.25% Sr. Unsec. Nts., 9/13/22[3]		6,620,000	6,837,136
Turkiye Halk Bankasi AS:
3.875% Sr. Unsec. Nts., 2/5/20[3]		6,605,000	6,324,288
4.75% Sr. Unsec. Nts., 6/4/19[3]		2,590,000	2,593,004
Turkiye Sise ve Cam Fabrikalari AS, 4.25% Sr. Unsec. Nts., 5/9/20[3]		2,595,000	2,530,125
Turkiye Vakiflar Bankasi TAO:
5.00% Sr. Unsec. Nts., 10/31/18[3]		6,605,000	6,730,495
6.875% Sub. Nts., 2/3/25[1,3]		4,720,000	4,631,264

22      OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Commercial Banks (Continued)
UniCredit SpA, 8% Jr. Sub. Perpetual Bonds[1,4]		$810,000	$836,619
United Overseas Bank Ltd., 2.875% Sub. Nts., 10/17/22[1]		18,000,000	18,356,400
Westpac Banking Corp., 1.50% Sr. Unsec. Nts., 12/1/17		30,000,000	30,162,720
Woori Bank, 4.75% Sub. Nts., 4/30/24[3]		14,527,000	15,556,499
Yapi ve Kredi Bankasi AS, 5.125% Sr. Unsec. Nts., 10/22/19[3]		6,620,000	6,709,469
			938,081,907

Consumer Finance—0.0%
Astana Finance JSC, 9.16% Sr. Unsec. Nts., 3/14/12[6]		14,000,000	805,000

Diversified Financial Services—2.0%
ABN AMRO Bank NV, 4.31% Jr. Sub. Perpetual Bonds[1,4]	EUR	11,455,000	12,580,572
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, 3.75% Sec. Nts., 6/30/25	EUR	5,000,000	6,713,162
Baggot Securities Ltd., 10.24% Jr. Sub. Perpetual Bonds[3,4]	EUR	14,460,000	16,383,779
Banco BTG Pactual SA (Cayman Islands):
4.00% Sr. Unsec. Nts., 1/16/20[3]		6,565,000	6,024,044
5.75% Sub. Nts., 9/28/22[3]		3,480,000	3,158,796
CDP Financial, Inc., 3.15% Sr. Unsec. Nts., 7/24/24[3]		20,000,000	20,795,160
Cedulas TDA 6 Fondo de Titulizacion de Activos, 3.875% Sec. Nts., 5/23/25	EUR	5,000,000	6,774,129
Corp. Financiera de Desarrollo SA, 5.25% Sub. Nts., 7/15/29[1,3]		2,410,000	2,512,064
Export Credit Bank of Turkey, 5.875% Sr. Unsec. Nts., 4/24/19[3]		24,865,000	26,195,526
FTE Verwaltungs GmbH, 9% Sr. Sec. Nts., 7/15/20[3]	EUR	4,820,000	5,503,385
Global Bank Corp., 5.125% Sr. Unsec. Nts., 10/30/19[3]		3,015,000	3,142,836
InRetail Consumer, 5.25% Sr. Unsec. Nts., 10/10/21[3]		755,000	773,875
Intercorp Peru Ltd., 5.875% Sr. Unsec. Nts., 2/12/25[3]		3,280,000	3,263,600
JPMorgan Hipotecaria su Casita, 6.47% Sec. Nts., 8/26/35[5]	MXN	34,101,099	233,417
Magyar Export-Import Bank Zrt, 5.50% Sr. Unsec. Nts., 2/12/18[3]		6,460,000	6,943,079
National Savings Bank, 8.875% Sr. Unsec. Nts., 9/18/18[3]		11,135,000	12,122,675
Odebrecht Finance Ltd., 5.25% Sr. Unsec. Nts., 6/27/29[3]		2,170,000	1,773,975
Power Finance Corp., 8.29% Sr. Unsec. Nts., 6/13/18	INR	180,000,000	2,887,711
Rural Electrification Corp. Ltd., 9.04% Sr. Unsec. Nts., 10/12/19 INR		250,000,000	4,099,630
SPCM SA, 5.50% Sr. Unsec. Nts., 6/15/20[3]	EUR	775,000	887,484
State Grid Overseas Investment 2014 Ltd., 4.125% Sr. Unsec.
Nts., 5/7/24[3]		12,400,000	13,456,554
			156,225,453

Insurance—1.3%
Aquarius + Investments plc for Swiss Reinsurance Co. Ltd., 6.375% Sub. Nts., 9/1/24[1]		3,755,000	4,035,536
Assicurazioni Generali SpA:
7.75% Sr. Sub. Nts., 12/12/42[1]	EUR	2,000,000	2,797,155
10.125% Sr. Sub. Nts., 7/10/42[1]	EUR	10,000,000	15,300,700
Aviva plc, 6.125% Jr. Sub. Perpetual Bonds[1,4]	GBP	6,890,000	11,150,703
AXA SA, 4.055% Jr. Sub. Perpetual Bonds[1,4]	AUD	10,000,000	7,544,707
Dai-ichi Life Insurance Co. Ltd. (The), 5.10% Jr. Sub. Perpetual Bonds[1,3,4]		5,000,000	5,471,485
Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[1,4,5]		28,705,000	30,212,012

23      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Insurance (Continued)
Swiss Reinsurance Co. via ELM BV, 3.985% Jr. Sub. Perpetual Bonds[1,4]	AUD	13,000,000	$9,790,434
Swiss Reinsurance Co. via ELM BV, 6.302% Sub. Perpetual Bonds[1,4]	GBP	4,550,000	7,485,196
ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37[1,5]		5,000,000	5,287,500
			99,075,428

Real Estate Investment Trusts (REITs)—0.0%
Banco Invex SA/Hipotecaria Credito y Casa SA de CV, 6.45% Sec. Nts., 3/13/34[2,6]	MXN	27,602,566	—
TRUST F/1401, 5.25% Sr. Unsec. Nts., 12/15/24[3]		3,890,000	4,191,475
			4,191,475

Real Estate Management & Development—0.4%
EMG SUKUK Ltd., 4.564% Sr. Unsec. Nts., 6/18/24		4,365,000	4,575,707
Fondo MIVIVIENDA SA, 3.50% Sr. Unsec. Nts., 1/31/23[3]		15,410,000	15,063,275
Jafz Sukuk Ltd., 7% Sr. Unsec. Nts., 6/19/19		3,135,000	3,589,575
Sukuk Funding No. 3 Ltd., 4.348% Sr. Unsec. Nts., 12/3/18		3,045,000	3,201,958
Techem GmbH, 6.125% Sr. Sec. Nts., 10/1/19[3]	EUR	2,635,000	3,028,072
			29,458,587

Thrifts & Mortgage Finance—0.1%
Housing Development Finance Corp. Ltd.:
8.70% Sr. Sec. Nts., 4/26/18	INR	250,000,000	3,987,213
8.95% Sec. Nts., 10/19/20	INR	125,000,000	2,031,980
			6,019,193

Health Care—0.0%
Pharmaceuticals—0.0%
Almirall SA, 4.625% Sr. Unsec. Nts., 4/1/21	EUR	1,425,000	1,636,515

Industrials—2.0%
Aerospace & Defense—0.2%
BOC Aviation Pte Ltd., 3% Sr. Unsec. Nts., 3/30/20[3]		9,880,000	9,873,410

Air Freight & Couriers—0.0%
Kazakhstan Temir Zholy Finance BV, 6.95% Sr. Unsec. Nts., 7/10/42[3]		1,550,000	1,434,060

Airlines—0.1%
Emirates Airline, 4.50% Sr. Unsec. Nts., 2/6/25[5]		8,719,039	8,806,229

Construction & Engineering—0.2%
China Overseas Finance Cayman II Ltd., 5.50% Sr. Unsec. Nts., 11/10/20		5,000,000	5,471,565
China Overseas Finance Cayman V Ltd., 3.95% Sr. Unsec. Nts., 11/15/22		5,000,000	4,968,935
Odebrecht Finance Ltd., 8.25% Sr. Unsec. Nts., 4/25/18[3]	BRL	9,645,000	2,251,422
			12,691,922

Industrial Conglomerates—0.8%
Alfa SAB de CV, 5.25% Sr. Unsec. Nts., 3/25/24[3]		2,540,000	2,710,180
CITIC Ltd.:
6.625% Sr. Unsec. Nts., 4/15/21		3,310,000	3,868,364

24      OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Industrial Conglomerates (Continued)
CITIC Ltd.: (Continued)
6.80% Sr. Unsec. Nts., 1/17/23		$3,310,000	$3,938,900
7.875% Sub. Perpetual Bonds[1,4]		3,310,000	3,475,500
General Electric Capital Australia Funding Pty Ltd., 7% Sr. Unsec. Nts., 10/8/15	AUD	23,660,000	18,432,806
Hutchison Whampoa Europe Finance 13 Ltd., 3.75% Sub. Perpetual Bonds[1,4]	EUR	4,000,000	4,444,563
Hutchison Whampoa International 10 Ltd., 6% Sub. Perpetual Bonds[1,3,4]		10,000,000	10,242,300
Hutchison Whampoa International 12 Ltd., 6% Sub. Perpetual Bonds[1,3,4]		5,000,000	5,327,350
KOC Holding AS, 3.50% Sr. Unsec. Nts., 4/24/20[3]		9,865,000	9,544,388
			61,984,351

Machinery—0.2%
KION Finance SA, 6.75% Sr. Sec. Nts., 2/15/20[3]	EUR	5,145,000	5,989,571
Servus Luxembourg Holding SCA, 7.75% Sr. Sec. Nts., 6/15/18[3]	EUR	5,675,360	6,430,436
SKF AB, 2.375% Sr. Unsec. Nts., 10/29/20	EUR	925,000	1,082,331
			13,502,338

Road & Rail—0.4%
CAR, Inc., 6.125% Sr. Unsec. Nts., 2/4/20[3]		4,725,000	4,815,247
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec. Nts., 10/6/20[3]		7,175,000	7,167,466
Transnet SOC Ltd., 4% Sr. Unsec. Nts., 7/26/22[3]		16,530,000	16,169,977
			28,152,690

Transportation Infrastructure—0.1%
DP World Ltd., 6.85% Sr. Unsec. Nts., 7/2/37[3]		5,245,000	5,964,037
Empresa de Transporte de Pasajeros Metro SA, 4.75% Unsec. Nts., 2/4/24[3]		5,330,000	5,739,952
			11,703,989

Information Technology—0.6%
Internet Software & Services—0.6%
Alibaba Group Holding Ltd.:
2.50% Sr. Unsec. Nts., 11/28/19[3]		4,300,000	4,306,170
3.125% Sr. Unsec. Nts., 11/28/21[3]		14,210,000	14,331,538
4.50% Sr. Unsec. Nts., 11/28/34[3]		4,630,000	4,681,694
Baidu, Inc., 2.75% Sr. Unsec. Nts., 6/9/19		3,770,000	3,816,273
Cerved Group SpA, 6.375% Sr. Sec. Nts., 1/15/20[3]	EUR	5,325,000	6,096,652
Tencent Holdings Ltd.:
3.375% Sr. Unsec. Nts., 5/2/19[3]		3,765,000	3,900,371
3.80% Sr. Unsec. Nts., 2/11/25		9,920,000	10,154,598
			47,287,296

Software—0.0%
Sixsigma Networks Mexico SA de CV, 8.25% Sr. Unsec. Nts.,
11/7/21[3]		1,870,000	1,959,386

25      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Materials—2.1%
Chemicals—0.2%
Braskem Finance Ltd.:
5.375% Sr. Unsec. Nts., 5/2/22[3]		$3,420,000	$3,137,850
6.45% Sr. Unsec. Nts., 2/3/24		2,970,000	2,873,475
Mexichem SAB de CV:
4.875% Sr. Unsec. Nts., 9/19/22[3]		5,030,000	5,304,135
5.875% Sr. Unsec. Nts., 9/17/44[3]		8,050,000	7,969,500
			19,284,960

Construction Materials—0.8%
Calcipar SA, 6.875% Sr. Sec. Nts., 5/1/18[5]		380,000	386,650
CEMEX Espana SA, 9.875% Sr. Sec. Nts., 4/30/19[3]		12,505,000	13,974,337
Cemex Finance LLC, 9.375% Sr. Sec. Nts., 10/12/22[3]		3,935,000	4,485,900
Cemex SAB de CV:
4.375% Sr. Sec. Nts., 3/5/23[3]	EUR	4,180,000	4,511,399
4.75% Sr. Sec. Nts., 1/11/22[3]	EUR	2,440,000	2,690,512
5.70% Sr. Sec. Nts., 1/11/25[3]		17,720,000	17,525,080
Elementia SAB de CV, 5.50% Sr. Unsec. Nts., 1/15/25[3]		1,590,000	1,584,435
HeidelbergCement Finance Luxembourg SA:
3.25% Sr. Unsec. Nts., 10/21/21	EUR	1,955,000	2,356,533
7.50% Sr. Unsec. Nts., 4/3/20	EUR	1,775,000	2,466,808
8.00% Sr. Unsec. Nts., 1/31/17	EUR	2,040,000	2,475,927
Lafarge SA:
4.75% Sr. Unsec. Nts., 9/30/20	EUR	3,205,000	4,112,081
5.375% Sr. Unsec. Nts., 6/26/17	EUR	1,515,000	1,793,891
Union Andina de Cementos SAA, 5.875% Sr. Unsec. Nts., 10/30/21[3]		1,870,000	1,895,245
			60,258,798

Containers & Packaging—0.2%
Cascades, Inc., 7.875% Sr. Unsec. Nts., 1/15/20		6,100,000	6,355,437
Klabin Finance SA, 5.25% Sr. Unsec. Nts., 7/16/24[3]		4,025,000	3,914,313
Smurfit Kappa Acquisitions, 4.875% Sr. Sec. Nts., 9/15/18[3]		3,985,000	4,194,213
			14,463,963

Metals & Mining—0.8%
ABJA Investment Co. Pte Ltd.:
4.95% Sr. Unsec. Nts., 5/3/23	SGD	1,250,000	885,287
5.95% Sr. Unsec. Nts., 7/31/24		3,480,000	3,607,998
ArcelorMittal:
2.875% Sr. Unsec. Nts., 7/6/20	EUR	4,630,000	5,046,079
5.25% Sr. Unsec. Nts., 2/25/17		4,505,000	4,696,463
FMG Resources August 2006 Pty Ltd.:
6.875% Sr. Unsec. Nts., 2/1/18[3]		1,815,556	1,783,783
8.25% Sr. Unsec. Nts., 11/1/19[3]		3,690,000	3,131,888
Gestamp Funding Luxembourg SA:
5.875% Sr. Sec. Nts., 5/31/20[3]	EUR	4,415,000	5,041,148
5.875% Sr. Sec. Nts., 5/31/20	EUR	1,640,000	1,872,590
Glencore Finance Canada Ltd.:
2.05% Sr. Unsec. Nts., 10/23/15[3]		6,075,000	6,101,347
4.95% Sr. Unsec. Nts., 11/15/21[3]		1,750,000	1,893,474
Glencore Funding LLC, 4.125% Sr. Unsec. Nts., 5/30/23[3]		7,415,000	7,564,397
GTL Trade Finance, Inc., 5.893% Sr. Unsec. Nts., 4/29/24[3]		12,700,000	12,306,300

26      OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Metals & Mining (Continued)
Metalloinvest Finance Ltd., 5.625% Unsec. Nts., 4/17/20[3]		$1,250,000	$1,127,500
ONGC Videsh Ltd., 2.75% Sr. Unsec. Nts., 7/15/21	EUR	4,305,000	4,844,197
Samarco Mineracao SA, 4.125% Sr. Unsec. Nts., 11/1/22[3]		3,310,000	2,987,275
			62,889,726

Paper & Forest Products—0.1%
Fibria Overseas Finance Ltd., 5.25% Sr. Unsec. Nts., 5/12/24		2,725,000	2,711,375
Inversiones CMPC SA:
4.75% Sr. Unsec. Nts., 9/15/24[3]		3,055,000	3,184,969
6.125% Sr. Unsec. Nts., 11/5/19[3]		1,980,000	2,203,740
Suzano Trading Ltd., 5.875% Sr. Unsec. Nts., 1/23/21[3]		1,690,000	1,723,800
			9,823,884

Telecommunication Services—1.7%
Diversified Telecommunication Services—0.9%
Colombia Telecomunicaciones SA ESP, 5.375% Sr. Unsec. Nts., 9/27/22[3]		2,285,000	2,332,871
Colombia Telecomunicaciones SA ESP, 8.50% Sub. Perpetual Bonds[1,3,4]		3,305,000	3,330,449
Columbus International, Inc., 7.375% Sr. Unsec. Nts., 3/30/21[3]		2,945,000	3,106,975
Digicel Ltd., 6.75% Sr. Unsec. Nts., 3/1/23[3]		6,945,000	6,745,331
Koninklijke KPN NV, 8.375% Sr. Unsec. Nts., 10/1/30		9,995,000	14,430,621
Oi SA, 9.75% Sr. Unsec. Nts., 9/15/16[3]	BRL	19,740,000	5,566,574
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38		15,327,000	17,970,908
Telecom Italia SpA, 5.25% Sr. Unsec. Nts., 2/10/22	EUR	4,340,000	5,527,990
Turk Telekomunikasyon AS, 3.75% Sr. Unsec. Nts., 6/19/19[3]		7,830,000	7,766,381
UPC Holding BV, 6.75% Sr. Unsec. Nts., 3/15/23	EUR	2,335,000	2,760,564
			69,538,664

Wireless Telecommunication Services—0.8%
Bharti Airtel International Netherlands BV, 5.35% Sr. Unsec. Nts., 5/20/24[3]		13,800,000	15,266,250
Digicel Group Ltd., 7.125% Sr. Unsec. Nts., 4/1/22[3]		3,410,000	3,127,652
ENTEL Chile SA, 4.75% Sr. Unsec. Nts., 8/1/26[3]		3,900,000	4,016,606
Millicom International Cellular SA, 6% Sr. Unsec. Nts., 3/15/25[3]		6,790,000	6,798,488
Mobile Telesystems OJSC via MTS International Funding Ltd., 5% Sr. Unsec. Nts., 5/30/23[3]		2,010,000	1,704,480
Telefonica Europe BV, 6.75% Jr. Sub. Perpetual Bonds[1,4]	GBP	10,725,000	17,396,936
Telekom Austria AG, 5.625% Jr. Sub. Perpetual Bonds[1,4]	EUR	4,905,000	5,701,356
VimpelCom Holdings BV, 9% Sr. Unsec. Nts., 2/13/18[3]	RUB	128,400,000	1,983,228
Vimpel-Communications OJSC, 10% Sr. Unsec. Nts., 3/8/22[1]	RUB	95,300,000	1,625,176
Wind Acquisition Finance SA, 4% Sr. Sec. Nts., 7/15/20[3]	EUR	5,350,000	5,804,585
			63,424,757

Utilities—3.6%
Electric Utilities—2.6%
E.CL SA, 4.50% Sr. Unsec. Nts., 1/29/25[3]		2,160,000	2,239,870
EDP Finance BV:
5.25% Sr. Unsec. Nts., 1/14/21[3]		10,690,000	11,614,044

27      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Electric Utilities (Continued)
EDP Finance BV: (Continued)
6.00% Sr. Unsec. Nts., 2/2/18[3]		$1,880,000	$2,049,237
Electricite de France SA:
5.25% Jr. Sub. Perpetual Bonds[1,3,4]		3,973,000	4,155,758
5.625% Jr. Sub. Perpetual Bonds[1,3,4]		2,980,000	3,174,445
5.875% Jr. Sub. Perpetual Bonds[1,4]	GBP	9,600,000	15,453,230
6.00% Jr. Sub. Perpetual Bonds[1,4]	GBP	6,105,000	9,927,268
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[3]		12,930,000	15,289,725
EnBW Energie Baden-Wuerttemberg AG, 3.625% Jr. Sub. Nts., 4/2/76[1]	EUR	7,230,000	8,029,381
Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[3]		15,000,000	16,701,015
Enel SpA, 5% Sub. Nts., 1/15/75[1]	EUR	9,600,000	11,315,673
Eskom Holdings SOC Ltd.:
6.75% Sr. Unsec. Nts., 8/6/23[3]		10,235,000	10,237,047
7.125% Unsec. Nts., 2/11/25[3]		6,610,000	6,672,795
Iberdrola International BV, 5.75% Jr. Sub. Perpetual Bonds[1,4]	EUR	6,440,000	7,614,896
Israel Electric Corp. Ltd.:
6.875% Sr. Sec. Nts., 6/21/23[3]		8,335,000	9,688,737
7.25% Sr. Sec. Nts., 1/15/19[3]		18,180,000	20,497,950
National Power Corp., 5.875% Sr. Unsec. Nts., 12/19/16	PHP	665,100,000	15,526,440
Perusahaan Listrik Negara PT, 5.50% Sr. Unsec. Nts., 11/22/21[3]		27,735,000	30,404,494
Power Grid Corp. of India Ltd., 8.70% Sec. Nts., 7/15/18	INR	130,000,000	2,103,748
			202,695,753

Gas Utilities—0.2%
Empresa de Energia de Bogota SA, 6.125% Sr. Unsec. Nts., 11/10/21[3]		5,090,000	5,471,750
Gas Natural Capital Markets SA, 4.375% Sr. Unsec. Nts., 11/2/16	EUR	3,930,000	4,500,447
Gas Natural de Lima y Callao SA, 4.375% Sr. Unsec. Nts., 4/1/23[3]		2,645,000	2,688,643
Perusahaan Gas Negara Persero Tbk PT, 5.125% Sr. Unsec. Nts., 5/16/24[3]		4,850,000	5,164,765
			17,825,605

Independent Power and Renewable Electricity Producers—0.6%
Colbun SA, 4.50% Sr. Unsec. Nts., 7/10/24[3]		3,070,000	3,175,823
Comision Federal de Electricidad, 4.875% Sr. Unsec. Nts., 1/15/24[3]		12,675,000	13,530,562
Hero Asia Investment Ltd., 2.875% Sr. Unsec. Nts., 10/3/17		3,310,000	3,323,958
Infinis plc, 7% Sr. Sec. Nts., 2/15/19[5]	GBP	3,810,000	6,004,989
Power Sector Assets & Liabilities Management Corp., 7.39% Sr. Unsec. Nts., 12/2/24[3]		13,450,000	18,107,063
			44,142,395

Multi-Utilities—0.2%
National Grid North America, Inc., 1.75% Sr. Unsec. Nts., 2/20/18	EUR	4,340,000	4,850,262

28      OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value

Multi-Utilities (Continued)

NGG Finance plc, 4.25% Sub. Nts., 6/18/76[1]	EUR	9,385,000	$11,099,233

			15,949,495

Total Corporate Bonds and Notes (Cost $2,663,849,377)			2,581,033,989

Structured Securities—0.3%

Credit Suisse First Boston International, Moitk Total Return Linked Nts., 21%, 3/30/11[6]	RUB	220,242,600	—

Credit Suisse First Boston, Inc. (Nassau Branch), Russian Specialized Construction & Installation Administration Total Return Linked Nts., 13%, 5/24/10[6]	RUB	64,600,000	—

Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds:
3.01%, 4/30/25[3,7]		3,468,924	2,256,470
3.138%, 4/30/25[3,7]		3,410,945	2,218,756
3.191%, 4/30/25[3,7]		4,246,904	2,762,531
3.242%, 4/30/25[3,7]		4,847,195	3,153,010
3.269%, 4/30/25[3,7]		3,872,342	2,518,886
3.346%, 4/30/25[3,7]		3,639,837	2,367,645
3.797%, 4/30/25[3,7]		4,419,943	2,875,090
3.894%, 4/30/25[1,3]		3,815,913	2,482,180

Deutsche Bank AG, Opic Reforma I Credit Linked Nts.:
Cl. 2A, 7.208%, 5/22/15[1,5]	MXN	1,273,571	76,939
Cl. 2B, 7.208%, 5/22/15[1,5]	MXN	2,228,143	134,607
Cl. 2C, 7.208%, 5/22/15[1,5]	MXN	33,594,990	2,029,553
Cl. 2D, 7.208%, 5/22/15[1,5]	MXN	2,448,356	147,911
Cl. 2E, 7.208%, 5/22/15[1,5]	MXN	1,778,777	107,460
Cl. 2F, 7.208%, 5/22/15[1,5]	MXN	1,136,016	68,629
Cl. 2G, 7.208%, 5/22/15[1,5]	MXN	209,207	12,639

LB Peru Trust II Certificates, Series 1998-A, 3.795%, 2/28/16[6,7]		11,734	—

Morgan Stanley, Russian Federation Total Return Linked Bonds,
Series 007, Cl. VR, 5%, 8/22/34	RUB	185,436,516	1,406,641

Total Structured Securities (Cost $43,300,695)			24,618,947

Short-Term Notes—5.0%

Canadian Treasury Bills, 0.908%, 5/21/15[7]	CAD	190,000,000	149,826,507

Hungary Treasury Bills, 1.62%, 4/1/15[7]	HUF	9,520,000,000	34,065,052

Kingdom of Sweden Treasury Bills, 0.04%, 6/17/15	SEK	68,000,000	7,900,496

United States Treasury Bills:
0.027%, 4/30/15[7,8,9]		85,000,000	84,998,631
0.06%, 8/13/15[7,9]		70,000,000	69,987,610
0.126%, 5/14/15[7,9]		42,640,000	42,636,944

Total Short-Term Notes (Cost $413,166,623)			389,415,240

			Exercise	Expiration
Counterparty			Price	Date		Contracts
Over-the-Counter Options Purchased—0.9%
AUD
Currency
Call[10]	JPM	NZD	1 .060	8/6/15	AUD	200,000,000	1,091,076

29      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

			Exercise Expiration
Counterparty			Price	Date		Contracts	Value
Over-the-Counter Options Purchased (Continued)
AUD Currency Call[10]	GSG	NZD	1.080	4/28/15	AUD	200,000,000	$12,028
BRL Currency Call[10]	GSG	BRL	3.150	12/15/15	BRL	315,000,000	2,151,135
BRL Currency Call[10]	GSG	BRL	2.580	12/4/15	BRL	391,100,000	111,855
BRL Currency Call[10]	GSG	BRL	3.250	3/14/16	BRL	121,875,000	1,176,703
BRL Currency Call[10]	GSG	JPY	44.000	8/25/16	BRL	132,000,000	236,735
BRL Currency Call[10]	GSG	JPY	45.500	8/18/16	BRL	175,000,000	183,412
BRL Currency Call[10]	JPM	JPY	44.400	9/6/16	BRL	225,000,000	363,103
CAD Currency Put[10]	GSG	CAD	1.270	5/12/15	CAD	127,000,000	1,246,251
CAD Currency Put[10]	BOA	CAD	1.300	7/20/15	CAD	2,750,000	842,985
EUR Currency Put[10]	JPM	EUR	1.067	6/18/15	EUR	150,000,000	3,101,250
EUR Currency Call[10]	JPM	EUR	1.067	6/18/15	EUR	150,000,000	4,294,650
EUR Currency Call[10]	GSG	EUR	1.110	6/19/15	EUR	200,000,000	1,946,800
EUR Currency Put[10,13]	BOA	EUR	0.950	3/30/16	EUR	10,000,000	698,912
EUR Currency Call[10]	JPM	EUR	1.270	5/7/15	EUR	250,000,000	—
GBP Currency Put[10]	GSG	GBP	1.490	4/23/15	GBP	150,000,000	3,023,100
GBP Currency Put[10]	JPM	GBP	1.490	4/23/15	GBP	200,000,000	4,030,800
GBP Currency Put[10]	GSG	GBP	1.490	6/8/15	GBP	250,000,000	9,278,000

30      OPPENHEIMER INTERNATIONAL BOND FUND

			Exercise Expiration
Counterparty			Price	Date		Contracts	Value
Over-the-Counter Options Purchased (Continued)
GBP Currency Put[10]	BOA	GBP	1.490	6/8/15	GBP	250,000,000	$9,278,000
HUF Currency Call[10]	GSG	HUF	257.000	5/14/15	HUF	30,840,000,000	92,520
ILS Currency Put[10]	GSG	ILS	4.160	6/1/15	ILS	115,000,000	103,385
INR Currency Call[10]	BOA	INR	62.500	8/27/15	INR	6,250,000,000	700,000
INR Currency Call[10]	BOA	INR	61.500	4/13/15	INR	6,150,000,000	36,900
JPY Currency Call[10]	JPM	JPY	116.000	6/8/15	JPY	17,400,000,000	748,200
JPY Currency Call[10]	BOA	JPY	116.000	12/7/15	JPY	23,200,000,000	3,758,400
JPY Currency Call[10]	BAC	JPY	111.000	5/8/15	JPY	11,100,000,000	11,100
JPY Currency Call[10]	GSG	JPY	116.000	12/7/15	JPY	34,800,000,000	5,637,600
JPY Currency Call[10]	CITNA-B	JPY	116.000	9/8/15	JPY	17,400,000,000	1,861,800
KRW Currency Call[10]	CITNA-B	KRW	1,076.200	6/24/15	KRW	107,620,000,000	645,720
MXN Currency Call[10]	JPM	MXN	14.723	3/16/16	MXN	981,540,000	1,393,787
MXN Currency Call[10]	CITNA-B	MXN	14.755	3/16/16	MXN	1,967,340,000	2,891,990
MXN Currency Call[10]	CITNA-B	MXN	14.963	6/11/15	MXN	748,150,000	576,075
MXN Currency Call[10]	JPM	MXN	14.967	6/15/15	MXN	1,122,525,000	908,123
MXN Currency Call[10]	GSG	MXN	14.150	4/16/15	MXN	3,749,750,000	3,750

31      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

			Exercise Expiration
Counterparty			Price	Date		Contracts	Value
Over-the-Counter Options Purchased (Continued)
PLN Currency Call[10]	CITNA-B	PLN	3.530	5/14/15	PLN	476,887,500	$180,263
PLN Currency Call[10]	JPM	PLN	3.530	5/14/15	PLN	476,550,000	180,136
SGD Currency Put[10]	BOA	SGD	1.416	4/17/15	SGD	247,800,000	62,693
TRY Currency Call[10]	GSG	TRY	2.265	4/10/15	TRY	226,500,000	—
TRY Currency Call[10]	GSG	TRY	2.620	3/15/16	TRY	262,000,000	2,286,998
TRY Currency Call[10]	CITNA-B	TRY	2.554	6/11/15	TRY	127,675,000	483,505
TWD Currency Put[10]	GSG	TWD	32.000	6/11/15	TWD	5,600,000,000	520,800
ZAR Currency Call[10]	BOA	ZAR	11.834	3/14/16	ZAR	443,775,000	820,096
ZAR Currency Call[10]	CITNA-B	ZAR	11.565	3/29/16	ZAR	578,250,000	775,433
ZAR Currency Call[10]	GSG	ZAR	11.805	3/14/16	ZAR	442,687,500	790,640
Total Over-the-Counter Options Purchased (Cost $96,097,196)							68,536,709

		Pay/Receive					Notional
		Floating	Floating	Fixed Expiration			Amount
Counterparty		Rate	Rate	Rate	Date		(000’s)
Over-the-Counter Interest Rate Swaptions Purchased—0.7%
Cap Swap maturing 3/9/16 Call[10]	BAC	Receive	MAX [0; (FRO 1-FRO 2)- Strike Swap Rate] x 10	45.000%	3/7/16	EUR	100,000	698,991
Interest Rate Swap maturing 10/13/20 Call[10]	GSG	Receive	Three- Month USD BBA LIBOR	2.280	10/9/15	USD	250,000	1,208,675

32      OPPENHEIMER INTERNATIONAL BOND FUND

		Pay/Receive					Notional
		Floating	Floating	Fixed	Expiration		Amount
Counterparty		Rate	Rate	Rate	Date		(000’s)	Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest Rate Swap maturing 10/5/25 Call[10]	BAC	Receive	Three- Month USD BBA LIBOR	3.000%	10/1/15	USD	200,000	$818,612
Interest Rate Swap maturing 11/20/28 Call[10]	BOA	Receive	Three- Month KRW CD KSDA	3.640	11/19/18	KRW	50,000,000	232,698
Interest Rate Swap maturing 12/17/25 Call[10]	UBS	Receive	Six-Month GBP BBA LIBOR	2.311	12/17/15	GBP	230,000	4,718,745
Interest Rate Swap maturing 12/18/25 Call[10]	BOA	Receive	Three- Month USD BBA LIBOR	2.798	12/16/15	USD	460,000	4,992,909
Interest Rate Swap maturing 12/4/25 Call[10]	BOA	Receive	Three- Month USD BBA LIBOR	2.793	12/2/15	USD	500,000	5,037,510
Interest Rate Swap maturing 12/8/25 Call[10]	GSG	Receive	Three- Month USD BBA LIBOR	2.848	12/4/15	USD	500,000	4,670,820
Interest Rate Swap maturing 12/8/45 Call[10]	JPM	Receive	Six-Month EUR EURIBOR	1.545	12/4/15	EUR	400,000	9,974,462
Interest Rate Swap maturing 4/15/20 Call[10]	BOA	Receive	Six-Month AUD BBR BBSW	2.620	4/14/15	AUD	200,000	10,619

33      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Pay/Receive					Notional
		Floating	Floating	Fixed Expiration			Amount
Counterparty		Rate	Rate	Rate	Date		(000’s)	Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest Rate Swap maturing 4/30/24 Call[10]	GSG	Receive	Three- Month KRW CD KSDA	3.530%	4/29/19	KRW	100,000,000	$310,877
Interest Rate Swap maturing 4/8/20 Call[10]	BOA	Receive	Three- Month CAD BA CDOR	1.973	4/8/15	CAD	375,000	3
Interest Rate Swap maturing 5/20/25 Call[10]	BOA	Receive	Three- Month USD BBA LIBOR	2.345	5/18/15	USD	100,000	358,507
Interest Rate Swap maturing 5/20/25 Call[10]	BAC	Receive	Three- Month USD BBA LIBOR	2.512	5/18/15	USD	100,000	156,731
Interest Rate Swap maturing 5/30/33 Call[10]	BAC	Receive	Six-Month GBP BBA LIBOR	3.990	5/30/23	GBP	40,415	2,541,866
Interest Rate Swap maturing 6/24/20 Call[10]	BOA	Receive	Three- Month USD BBA LIBOR	1.940	6/22/15	USD	200,000	596,762
Interest Rate Swap maturing 6/29/25 Call[10]	JPM	Receive	Three- Month USD BBA LIBOR	2.245	6/25/15	USD	125,000	1,196,301
Interest Rate Swap maturing 6/29/25 Call[10]	BOA	Receive	Three- Month USD BBA LIBOR	2.248	6/25/15	USD	150,000	1,419,108

34      OPPENHEIMER INTERNATIONAL BOND FUND

		Pay/Receive					Notional
		Floating	Floating	Fixed Expiration			Amount
Counterparty		Rate	Rate	Rate	Date		(000’s)	Value

Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest Rate Swap maturing 6/9/18 Call[10]	BOA	Receive	Three- Month AUD BBR BBSW	2.213%	6/5/15	AUD	200,000	$244,590

Interest Rate Swap maturing 7/13/20 Call[10]	BOA	Receive	Three- Month CAD BA CDOR	1.795	7/13/15	CAD	250,000	2,228,623

Interest Rate Swap maturing 7/21/25 Call[10]	GSG	Receive	Six-Month EUR EURIBOR	2.750	7/17/15	EUR	111,370	8,739

Interest Rate Swap maturing 7/21/25 Call[10]	UBS	Receive	Six-Month EUR EURIBOR	1.821	7/17/15	EUR	48,850	5,483

Interest Rate Swap maturing 9/25/44 Call[10]	BOA	Receive	Three- Month USD BBA LIBOR	4.000	9/23/19	USD	100,000	5,579,837

Interest Rate Swap maturing 9/26/39 Call[10]	GSG	Receive	Three- Month USD BBA LIBOR	4.000	9/24/19	USD	175,000	8,617,954

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $89,286,566)								55,629,422

							Shares

Investment Company—5.3%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.12%[11,12] (Cost $413,914,083)							413,914,083	413,914,083

Total Investments, at Value (Cost $7,981,222,058)							97 .2%	7,554,419,441

Net Other Assets (Liabilities)							2 .8	216,529,933

Net Assets							100 .0%	$7,770,949,374

35      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,992,356,337 or 25.64% of the Fund’s net assets as of March 31, 2015.

4. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

5. Restricted security. The aggregate value of restricted securities as of March 31, 2015 was $121,739,629, which represents 1.57% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Brazil Loan Trust 1, 5.477% Sec. Nts., 7/24/23	7/25/13-7/25/14	$10,982,218	$10,595,409	$(386,809)
Calcipar SA, 6.875% Sr. Sec. Nts., 5/1/18	11/21/13	393,863	386,650	(7,213)
Credit Agricole SA, 6.637% Jr. Sub. Perpetual Bonds	10/22/13-12/18/13	3,444,594	3,706,890	262,296
Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds	5/1/13-4/21/14	45,391,602	49,205,295	3,813,693
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A, 7.208%, 5/22/15	5/21/08	122,772	76,939	(45,833)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B, 7.208%, 5/22/15	6/12/08	214,777	134,607	(80,170)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C, 7.208%, 5/22/15	6/18/08	3,258,682	2,029,553	(1,229,129)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2D, 7.208%, 5/22/15	7/8/08	237,313	147,911	(89,402)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2E, 7.208%, 5/22/15	7/15/08	172,701	107,460	(65,241)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2F, 7.208%, 5/22/15	8/8/08	111,811	68,629	(43,182)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2G, 7.208%, 5/22/15	8/22/08	20,631	12,639	(7,992)
Deutsche Bank Capital Trust V, 4.901% Jr. Sub. Perpetual Bonds	4/25/13-1/2/14	4,202,076	4,723,500	521,424
Emirates Airline, 4.50% Sr. Unsec. Nts., 2/6/25	1/31/13-9/20/13	8,705,594	8,806,229	100,635
Infinis plc, 7% Sr. Sec. Nts., 2/15/19	10/2/13-10/16/13	6,377,389	6,004,989	(372,400)
JPMorgan Hipotecaria su Casita, 6.47% Sec. Nts., 8/26/35	3/21/07	3,122,337	233,417	(2,888,920)

36      OPPENHEIMER INTERNATIONAL BOND FUND

Footnotes to Statement of Investments (Continued)

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds	7/25/13-1/29/15	$29,746,690	$30,212,012	$465,322
ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37	1/9/15	5,332,477	5,287,500	(44,977)

		$121,837,527	$121,739,629	$(97,898)

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $9,999,839. See Note 5 of the accompanying Notes.

9. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $66,392,005. See Note 5 of the accompanying Notes.

10. Non-income producing security.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended March 31, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 30, 2014	Gross Additions	Gross Reductions	Shares March 31, 2015
Oppenheimer Institutional Money Market Fund, Cl. E	—	2,973,102,240	2,559,188,157	413,914,083

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$413,914,083	$136,704

12. Rate shown is the 7-day yield as of March 31, 2015.

13. Knock-out option becomes eligible for exercise if at any time spot rates are equal to or less than 1.04 USD per 1 EUR.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United Kingdom	$754,345,040	10.0%
Brazil	676,948,571	9.0
United States	675,160,685	8.9
Italy	479,820,195	6.4
Mexico	465,781,959	6.2
Japan	423,892,244	5.6
France	326,498,396	4.3
India	321,767,984	4.3
Canada	264,980,410	3.5
Turkey	238,919,066	3.2
Indonesia	225,984,020	3.0
Australia	216,633,016	2.9
Spain	148,100,608	2.0

37      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent

China	$143,439,239	1.9%
South Africa	139,437,962	1.9
Belgium	139,248,774	1.8
Switzerland	139,032,259	1.8
Singapore	130,640,946	1.7
Germany	123,566,762	1.6
Netherlands	113,715,811	1.5
Colombia	102,939,451	1.4
Hungary	96,267,576	1.3
Peru	93,930,840	1.3
Philippines	78,327,190	1.0
Chile	64,382,330	0.9
Panama	60,791,961	0.8
Denmark	54,247,870	0.7
Sweden	51,784,934	0.7
Ivory Coast	48,510,813	0.6
Portugal	48,464,203	0.6
Ireland	48,191,791	0.6
Poland	47,951,702	0.6
Russia	47,891,585	0.6
Dominican Republic	43,789,298	0.6
Luxembourg	43,529,460	0.6
Israel	43,357,178	0.6
South Korea	34,549,565	0.5
Sri Lanka	33,349,973	0.4
Croatia	32,177,673	0.4
United Arab Emirates	30,612,421	0.4
Malaysia	28,288,661	0.4
Greece	25,618,241	0.3
Serbia	25,481,192	0.3
Hong Kong	25,275,213	0.3
Eurozone	20,729,288	0.3
Morocco	20,174,029	0.3
Supranational	17,999,770	0.2
New Zealand	16,816,394	0.2
Kazakhstan	16,127,177	0.2
Kenya	15,193,868	0.2
Uruguay	11,269,425	0.2
Jamaica	9,872,983	0.1
Venezuela	8,922,013	0.1
Gabon	8,304,838	0.1
China Offshore	8,175,931	0.1
Vietnam	7,036,031	0.1
Jersey, Channel Islands	6,095,050	0.1
Angola	6,082,425	0.1
Austria	5,701,356	0.1
Thailand	4,948,053	0.1
Senegal	3,325,287	0.1
Barbados	3,106,975	0.0
Trinidad	2,451,311	0.0
Egypt	2,397,519	0.0
Norway	1,543,850	0.0
Taiwan	520,800	0.0

Total	$7,554,419,441	100.0%

38      OPPENHEIMER INTERNATIONAL BOND FUND

Forward Currency Exchange Contracts as of March 31, 2015

			Currency
	Settlement		Purchased		Currency Sold	Unrealized	Unrealized
Counterparty	Month(s)		(000’s)		(000’s)	Appreciation	Depreciation

BAC	06/2015	GBP	336,365	USD	517,315	$—	$18,572,056
BAC	05/2015	IDR	69,341,000	USD	5,230	35,718	46,454
BAC	05/2015	INR	1,363,000	USD	21,425	257,783	—
BAC	04/2015	USD	5,328	BRL	12,890	1,288,757	—
BAC	06/2015	USD	367,459	GBP	237,495	15,315,061	—
BAC	05/2015	USD	2,458	IDR	33,163,000	—	35,718
BAC	05/2015	USD	21,425	INR	1,363,000	—	257,783
BAC	06/2015	USD	5,790	JPY	689,000	40,436	—
BAC	07/2015	USD	5,536	RUB	365,400	—	497,895
BNP	06/2015	MXN	367,775	USD	25,808	—	1,804,463
BNP	06/2015	NOK	12,260	USD	1,656	—	136,381
BNP	06/2015	USD	5,466	MXN	80,700	198,822	—
BNP	06/2015	USD	2,752	NOK	19,445	342,178	—
BNP	06/2015	USD	5,356	SEK	40,280	674,676	—
BOA	06/2015	AUD	12,535	USD	10,136	—	623,447
BOA	04/2015	BRL	11,910	USD	3,944	—	212,045
BOA	06/2015	EUR	349,360	USD	397,652	943,164	22,603,013
BOA	06/2015	GBP	39,875	USD	60,799	—	1,676,845
BOA	05/2015	INR	8,201,000	USD	129,840	673,578	53,393
	05/2015 -
BOA	10/2015	KRW	226,493,500	USD	208,860	—	5,304,934
BOA	06/2015	MXN	366,300	USD	24,279	—	371,257
BOA	05/2015	MYR	329,010	USD	89,663	—	1,408,916
BOA	06/2015	USD	10,136	AUD	12,535	623,447	—
BOA	04/2015	USD	21,675	BRL	67,800	431,595	—
BOA	06/2015	USD	267,938	EUR	229,280	21,171,172	—
BOA	06/2015	USD	43,867	GBP	28,370	1,801,517	—
	04/2015 -
BOA	05/2015	USD	297,115	INR	18,767,190	53,393	1,613,694
	05/2015 -
BOA	06/2015	USD	45,348	JPY	5,418,400	134,791	—
	07/2015 -
BOA	09/2015	USD	49,000	KRW	51,341,000	2,900,748	—
	06/2015 -
BOA	12/2015	USD	184,602	MXN	2,799,340	3,961,199	749,480
BOA	05/2015	USD	21,711	MYR	79,665	341,149	—
BOA	06/2015	USD	16,056	NZD	21,230	284,494	—
BOA	06/2015	USD	56,274	SGD	77,120	198,698	—
BOA	05/2015	USD	24,719	TRY	66,000	—	310,613
CITNA-B	06/2015	DKK	202,940	USD	33,237	—	3,964,898
CITNA-B	06/2015	EUR	7,225	USD	8,058	7,748	290,156
CITNA-B	06/2015	GBP	3,300	USD	4,951	—	58,359
CITNA-B	06/2015	JPY	1,477,000	USD	12,545	—	218,770
CITNA-B	06/2015	MXN	2,495,700	USD	168,108	—	5,221,466
CITNA-B	06/2015	NOK	81,380	USD	10,867	—	783,041
CITNA-B	05/2015	PEN	30,940	USD	9,833	97,386	—
CITNA-B	07/2015	RON	133,510	USD	35,205	—	2,735,311
CITNA-B	05/2015	THB	2,690,000	USD	81,605	859,586	—
CITNA-B	05/2015	TRY	70,500	USD	27,342	39,209	645,027
CITNA-B	06/2015	USD	33,239	DKK	202,950	3,965,094	—

39      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
			Currency
	Settlement		Purchased	Currency Sold		Unrealized	Unrealized
Counterparty	Month(s)		(000’s)		(000’s)	Appreciation	Depreciation

CITNA-B	06/2015	USD	256,555	EUR	216,560	$23,493,403	$—
CITNA-B	06/2015	USD	23,643	GBP	15,320	927,491	—
CITNA-B	06/2015	USD	170,916	MXN	2,537,800	5,281,814	—
CITNA-B	06/2015	USD	10,868	NOK	81,390	783,137	—
CITNA-B	05/2015	USD	9,836	PEN	30,950	—	97,418
CITNA-B	07/2015	USD	27,454	RON	104,115	2,133,075	—
CITNA-B	05/2015	USD	40,000	THB	1,330,000	—	772,657
	05/2015 -
CITNA-B	07/2015	USD	88,155	TRY	227,910	2,898,173	566,920
CITNA-B	05/2015	USD	132,014	ZAR	1,648,355	—	2,620,408
CITNA-B	05/2015	ZAR	576,620	USD	46,248	843,581	—
DEU	06/2015	EUR	513,550	USD	629,859	—	77,142,260
DEU	06/2015	JPY	68,865,000	USD	571,759	2,979,718	—
DEU	06/2015	SEK	158,460	USD	20,324	—	1,905,797
DEU	06/2015	USD	15,159	CHF	14,340	364,378	—
DEU	06/2015	USD	42,685	EUR	38,830	1,605,890	715,747
DEU	06/2015	USD	422,221	GBP	269,500	22,621,376	—
DEU	06/2015	USD	571,767	JPY	68,866,000	—	2,979,762
DEU	06/2015	USD	47,315	MXN	721,200	556,973	312,681
DEU	06/2015	USD	20,325	SEK	158,470	1,905,917	—
DEU	05/2015	USD	173,624	TRY	438,050	7,498,691	—
DEU	05/2015	USD	22,670	ZAR	283,560	—	487,794
GSCO-OT	04/2015	BRL	39,080	USD	13,677	84,970	1,517,247
GSCO-OT	07/2016	CNH	1,905,000	USD	300,697	781,856	3,356,183
GSCO-OT	06/2015	EUR	87,000	USD	95,268	—	1,640,358
GSCO-OT	07/2015	ILS	177,190	USD	45,699	—	1,143,343
GSCO-OT	06/2015	MXN	751,500	USD	49,995	—	946,906
GSCO-OT	06/2015	PHP	2,207,500	USD	49,898	—	679,759
GSCO-OT	05/2015	TRY	126,000	USD	46,927	856,714	—
	04/2015 -
GSCO-OT	01/2016	USD	348,049	BRL	1,016,340	37,844,645	892,196
GSCO-OT	06/2015	USD	52,393	CAD	61,000	4,275,885	—
	07/2015 -
GSCO-OT	07/2016	USD	300,944	CNH	1,905,000	2,821,448	—
GSCO-OT	07/2015	USD	29,000	KRW	30,316,600	1,762,684	—
GSCO-OT	06/2015	USD	72,293	MXN	1,085,900	1,419,718	—
GSCO-OT	06/2015	USD	50,000	PHP	2,207,500	781,476	—
HSBC	06/2015	AUD	135,775	USD	102,753	281,478	—
HSBC	06/2015	USD	239,032	AUD	287,860	20,585,725	—
HSBC	06/2015	USD	8,048	CNH	50,530	—	15,195
HSBC	06/2015	USD	9,395	DKK	56,375	1,263,781	—
JPM	06/2015	CAD	113,275	USD	97,160	—	7,807,882
JPM	06/2015	CHF	25,595	USD	26,161	245,885	—
JPM	01/2016	CNH	734,110	USD	117,082	58,687	2,273,788
JPM	06/2015	EUR	133,400	USD	146,800	43,712	3,279,143
JPM	06/2015	GBP	4,475	USD	6,882	—	246,645
JPM	05/2015	IDR	701,002,000	USD	53,658	—	880,440
JPM	05/2015	JPY	20,033,000	USD	166,339	818,067	—
JPM	06/2018	KRW	134,400,000	USD	128,000	—	7,047,811
JPM	07/2015	RON	104,115	USD	26,458	—	1,137,858

40      OPPENHEIMER INTERNATIONAL BOND FUND

Forward Currency Exchange Contracts (Continued)
			Currency
	Settlement		Purchased	Currency Sold		Unrealized	Unrealized
Counterparty	Month(s)		(000’s)		(000’s)	Appreciation	Depreciation

	04/2015 -
JPM	07/2015	USD	81,095	BRL	236,190	$8,497,660	$—
JPM	06/2015	USD	97,164	CAD	113,280	7,808,227	—
JPM	06/2015	USD	14,567	CHF	14,345	—	232,881
JPM	01/2016	USD	114,691	CNH	734,110	13,548	188,621
JPM	06/2015	USD	1,170,568	EUR	960,740	137,225,863	663,809
JPM	06/2015	USD	10,472	GBP	6,850	315,546	—
JPM	05/2015	USD	29,386	IDR	382,110,000	638,948	—
JPM	07/2015	USD	44,986	ILS	177,190	430,009	—
JPM	05/2015	USD	166,330	JPY	20,032,000	—	818,026
	06/2015 -
JPM	06/2016	USD	181,400	KRW	190,229,500	10,904,481	—
JPM	05/2015	USD	43,467	MYR	163,045	—	268,171
JPM	07/2015	USD	15,783	PHP	700,000	199,925	—
JPM	07/2015	USD	32,508	RON	133,510	38,604	—
MSCO	06/2015	AUD	90,245	USD	72,284	—	3,800,043
MSCO	06/2015	EUR	649,740	USD	778,993	972,652	80,672,377
MSCO	06/2015	GBP	1,105	USD	1,624	13,973	—
MSCO	05/2015	IDR	917,694,000	USD	71,280	—	2,264,856
MSCO	06/2015	JPY	70,850,000	USD	594,450	—	3,192,203
MSCO	06/2015	MXN	301,500	USD	19,959	—	281,263
MSCO	06/2015	NZD	665	USD	504	—	9,851
MSCO	05/2015	PEN	30,950	USD	9,975	—	41,117
MSCO	05/2015	TRY	4,690	USD	1,755	23,474	—
MSCO	06/2015	USD	145,404	AUD	180,485	8,440,544	—
MSCO	01/2016	USD	105,630	BRL	300,000	19,134,847	—
MSCO	06/2015	USD	1,193,510	EUR	1,024,175	91,403,357	221,023
MSCO	06/2015	USD	35,219	GBP	23,420	560,203	67,204
MSCO	05/2015	USD	71,280	IDR	917,693,000	2,264,853	—
	05/2015 -
MSCO	06/2015	USD	595,452	JPY	70,984,000	3,030,113	—
MSCO	06/2015	USD	22,290	MXN	336,800	307,600	—
MSCO	06/2015	USD	1,000	NZD	1,335	9,925	1,530
MSCO	05/2015	USD	9,972	PEN	30,940	41,104	—
MSCO	05/2015	USD	1,755	TRY	4,690	—	23,474
MSCO	05/2015	USD	1,623	ZAR	20,350	—	39,212
MSCO	05/2015	ZAR	20,360	USD	1,624	39,231	—
NOM	06/2015	AUD	2,095	USD	1,681	—	91,418
NOM	06/2015	USD	216,038	EUR	203,315	257,894	3,063,575
RBS	06/2015	EUR	4,980	USD	5,349	10,020	—
RBS	06/2015	USD	74,496	EUR	70,000	—	836,942
TDB	04/2015	BRL	699,535	USD	217,845	1,338,337	—
TDB	05/2015	HUF	6,365,000	USD	22,343	406,554	—
TDB	06/2015	JPY	146,712,000	USD	1,228,428	3,119,793	7,209,775
	04/2015 -
TDB	01/2016	USD	435,768	BRL	1,364,795	18,455,454	1,205,193
TDB	06/2015	USD	149,718	CAD	171,510	14,430,163	—
TDB	06/2015	USD	159,723	GBP	103,000	6,999,925	—
	04/2015 -
TDB	05/2015	USD	103,142	HUF	28,053,000	4,599,243	1,763,298

41      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
			Currency
	Settlement		Purchased	Currency Sold		Unrealized	Unrealized
Counterparty	Month(s)		(000’s)		(000’s)	Appreciation	Depreciation

	05/2015 -
TDB	06/2015	USD	1,706,603	JPY	202,012,000	$20,798,747	$—
TDB	06/2015	USD	34,065	MXN	528,700	—	441,941
TDB	05/2015	USD	40,896	THB	1,360,000	—	796,235
TDB	05/2015	USD	30,082	ZAR	380,410	—	985,598

Total Unrealized Appreciation and Depreciation						$567,192,564	$299,841,249

Futures Contracts as of March 31, 2015
			Expiration	Number of		Unrealized
Description	Exchange	Buy/Sell	Date	Contracts	Value	Depreciation

Canada Bonds, 10 yr.	MON	Sell	6/19/15	560	$63,111,918	$1,081,750
Euro BOBL	EUX	Sell	6/8/15	800	111,335,684	138,466
Euro BTP	EUX	Sell	6/8/15	250	37,789,661	121,226
Euro Bundlesobligation	EUX	Sell	6/8/15	1,200	204,848,024	2,259,277
Euro OAT	EUX	Sell	6/8/15	232	38,927,920	516,620

						$4,117,339

Over-the-Counter Options Written at March 31, 2015
			Exercise	Expiration			Premiums
Description	Counterparty		Price	Date	Number of Contracts		Received	Value

AUD Currency Call	JPM	NZD	1.100	8/6/15	AUD	(200,000,000)	$1,896,865	$(304,151)

AUD Currency Put	JPM	NZD	1.048	8/6/15	AUD	(200,000,000)	2,473,509	(5,013,410)

BRL Currency Put	GSG	BRL	4.200	12/15/15	BRL	(420,000,000)	2,167,000	(1,706,040)

BRL Currency Put	GSG	JPY	28.000	8/25/16	BRL	(132,100,000)	1,194,652	(2,275,666)

BRL Currency Put[1]	GSG	BRL	3.230	2/1/17	BRL	(121,102,500)	2,163,683	(6,782,830)

BRL Currency Put	GSG	BRL	4.010	3/14/16	BRL	(150,375,000)	1,299,375	(1,341,495)

BRL Currency Put	GSG	JPY	28.000	8/18/16	BRL	(175,000,000)	1,779,392	(2,963,309)

BRL Currency Put	JPM	JPY	29.100	9/6/16	BRL	(225,000,000)	2,169,911	(4,558,535)

CAD Currency Put	GSG	CAD	1.300	5/12/15	CAD	(130,000,000)	854,400	(539,240)

EUR Currency Put[2]	BOA	EUR	1.385	4/23/15	EUR	(100,000,000)	1,221,566	(1,712,327)

EUR Currency Call	CITNA-B	USD	1.100	6/18/15	EUR	(150,000,000)	2,196,150	(1,922,850)

EUR Currency Call[3]	GSG	USD	1.135	6/19/15	EUR	(400,000,000)	2,029,380	(1,675,600)

GBP Currency Put	BOA	USD	1.440	6/8/15	GBP	(250,000,000)	2,664,000	(4,694,500)

GBP Currency Put	GSG	USD	1.440	6/8/15	GBP	(250,000,000)	2,757,600	(4,694,500)

GBP Currency Put	GSG	USD	1.460	4/23/15	GBP	(150,000,000)	1,495,989	(1,277,100)

GBP Currency Put	NOM	USD	1.460	4/23/15	GBP	(200,000,000)	1,922,830	(1,690,800)

HUF Currency Put	GSG	HUF	283.250	5/14/15	HUF	(33,990,000,000)	1,440,000	(1,767,480)

ILS Currency Put	GSG	ILS	4.260	6/1/15	ILS	(117,000,000)	101,620	(41,067)

INR Currency Call	BOA	INR	59.000	4/13/15	INR	(5,900,000,000)	145,000	—

INR Currency Put	BOA	INR	70.000	4/13/15	INR	(7,000,000,000)	320,000	—

INR Currency Call	BOA	INR	60.100	8/27/15	INR	(6,010,000,000)	389,300	(96,160)

INR Currency Put	BOA	INR	65.000	7/16/15	INR	(3,250,000,000)	704,400	(477,750)

INR Currency Put	BOA	INR	66.500	8/27/15	INR	(6,650,000,000)	1,062,900	(1,030,750)

INR Currency Put	GSG	INR	64.000	4/16/15	INR	(6,400,000,000)	690,000	(51,200)

JPY Currency Call	BOA	JPY	111.000	12/7/15	JPY	(22,200,000,000)	3,315,800	(1,709,400)

JPY Currency Call	CITNA-B	JPY	111.000	9/8/15	JPY	(16,650,000,000)	1,942,500	(666,000)

JPY Currency Call	GSG	JPY	116.300	4/28/15	JPY	(23,260,000,000)	976,000	(372,160)

JPY Currency Call	GSG	JPY	111.000	12/7/15	JPY	(33,300,000,000)	5,148,001	(2,564,100)

JPY Currency Put	GSG	JPY	121.750	4/28/15	JPY	(24,350,000,000)	1,046,000	(949,650)

JPY Currency Call	JPM	JPY	111.000	6/8/15	JPY	(16,650,000,000)	1,127,397	(99,900)

42      OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Options Written (Continued)
Description	Counterparty		Exercise Price	Expiration Date	Number of Contracts		Premiums Received	Value
KRW Currency Put	CITNA-B	KRW	1,148.500	6/24/15	KRW	(114,850,000,000)	$750,000	$(803,950)
MXN Currency Put	CITNA-B	MXN	16.329	6/11/15	MXN	(816,450,000)	545,000	(306,169)
MXN Currency Put[4]	CITNA-B	MXN	15.690	2/2/17	MXN	(392,250,000)	912,500	(1,244,609)
MXN Currency Put	CITNA-B	MXN	17.690	3/16/16	MXN	(2,358,670,000)	3,250,005	(2,691,243)
MXN Currency Put	JPM	MXN	16.340	6/15/15	MXN	(1,225,500,000)	801,943	(492,651)
MXN Currency Put	JPM	MXN	17.657	3/16/16	MXN	(1,177,130,000)	1,568,035	(1,361,939)
NZD Currency Put[5]	GSG	NZD	0.732	1/21/16	NZD	(50,000,000)	1,421,588	(1,558,400)
PLN Currency Put	CITNA-B	PLN	3.870	5/14/15	PLN	(522,855,000)	1,580,724	(1,568,042)
PLN Currency Put	JPM	PLN	3.870	5/14/15	PLN	(522,450,000)	1,380,780	(1,566,828)
Portugal (Republic of) Bonds Put	JPM	EUR	142.960	6/12/15	EUR	(25,000,000)	1,061,650	(2,925,078)
Portugal (Republic of) Bonds Put	JPM	EUR	112.870	6/12/15	EUR	(100,000,000)	1,826,038	(3,823,137)
SEK Currency Put	GSG	SEK	8.307	4/9/15	SEK	(1,245,975,000)	1,566,000	(5,514,685)
SEK Currency Put	JPM	SEK	8.500	5/27/15	SEK	(850,000,000)	1,241,000	(2,882,350)
SGD Currency Call	BOA	SGD	1.377	4/17/15	SGD	(240,975,000)	611,275	(1,496,214)
TRY Currency Put	CITNA-B	TRY	2.859	6/11/15	TRY	(142,925,000)	700,000	(389,756)
TRY Currency Put	GSG	TRY	3.300	3/15/16	TRY	(330,000,000)	3,215,000	(2,541,660)
ZAR Currency Put	BOA	ZAR	15.030	3/14/16	ZAR	(563,625,000)	1,305,000	(1,170,085)
ZAR Currency Put	CITNA-B	ZAR	14.750	3/29/16	ZAR	(737,500,000)	1,701,250	(1,772,213)
ZAR Currency Put	GSG	ZAR	15.025	3/14/16	ZAR	(563,437,000)	1,292,249	(1,171,386)

Total Over-the-Counter Options Written							$75,425,257	$(88,258,365)

1. Knock-out option becomes eligible for exercise if at any time spot rates are less than or equal to 2.56 BRL per 1 USD.

2. Knock-out option becomes eligible for exercise if at any time spot rates are greater than or equal to 1.4595 CAD per 1 EUR.

3. Knock-in option becomes eligible for exercise if at any time spot rates are greater than or equal to 1.16 USD per 1 EUR.

4. Knock-out option becomes eligible for exercise if at any time spot rates are equal to or less than to 14.4 MXN per 1 USD.

5. Knock-out option becomes eligible for exercise if at any time spot rates are greater than or equal to 0.8 USD per 1 NZD.

Over-the-Counter Credit Default Swaps at March 31, 2015
					Notional
		Buy/Sell	Fixed	Maturity	Amount	Premiums
Reference Asset	Counterparty	Protection	Rate	Date	(000’s)	Received/(Paid)	Value

Alpha Bank AE	BAC	Buy	5.000%	3/20/17 EUR	5,335	$(626,176)	$924,319
Banco Bilbao
Vizcaya Argentaria
Sociedad Anonima	UBS	Sell	3.000	12/20/17 EUR	4,405	171,759	309,157
Banco Bilbao
Vizcaya Argentaria
Sociedad Anonima	UBS	Sell	3.000	12/20/17 EUR	4,405	171,759	309,157
Banco Santander
SA	BAC	Sell	3.000	9/20/17 EUR	20,000	(72,359)	1,261,762
Banco Santander
SA	BOA	Sell	3.000	12/20/17 EUR	5,000	(106,178)	342,641
Banco Santander
SA	UBS	Sell	3.000	9/20/17 EUR	8,850	(31,905)	558,330

43      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Credit Default Swaps (Continued)
					Notional
		Buy/Sell	Fixed	Maturity	Amount	Premiums
Reference Asset	Counterparty	Protection	Rate	Date	(000’s)	Received/(Paid)	Value
Federative Republic of Brazil	GSG	Sell	1.000%	3/20/20 USD	16,510	$1,115,538	$(1,409,632)
Hellenic Republic	BAC	Sell	1.000	3/20/20 USD	3,090	1,097,122	(1,611,836)
Hellenic Republic	BAC	Sell	1.000	3/20/20 USD	3,090	1,174,372	(1,611,836)
Hellenic Republic	GSG	Sell	1.000	3/20/20 USD	25,000	9,752,778	(13,040,740)
ICICI Bank Ltd.	GSG	Sell	1.000	12/20/19 USD	10,000	359,971	(288,244)
Malaysia	BOA	Sell	1.000	3/20/20 USD	9,920	215,503	(162,081)
Malaysia	JPM	Sell	1.000	3/20/20 USD	13,230	291,369	(216,162)
Malaysia	JPM	Sell	1.000	3/20/20 USD	16,530	366,875	(270,080)
Republic of Ireland	GSG	Buy	1.000	3/20/18 USD	21,975	(923,121)	(439,919)
Republic of Ireland	GSG	Buy	1.000	3/20/18 EUR	19,335	(715,358)	(415,207)
Republic of Turkey	GSG	Buy	1.000	3/20/20 USD	46,935	(2,257,491)	2,619,546
Republic of Turkey	HSBC	Buy	1.000	3/20/20 USD	19,795	(934,427)	1,104,803
State Bank of India	BNP	Sell	1.000	9/20/19 USD	13,035	537,811	(236,156)
Telefonica SA	UBS	Sell	1.000	9/20/17 EUR	5,000	627,078	87,777

Total Over-the-Counter Credit Default Swaps						$10,214,920	$(12,184,401)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
	Potential Payments
Type of Reference Asset on	for Selling Credit				Reference
which the Fund Sold	Protection		Amount		Asset Rating
Protection	(Undiscounted)		Recoverable*		Range**

Investment Grade Single Name
Corporate Debt	$23,035,000		$—		BBB-
Investment Grade Single Name
Corporate Debt (EUR)	47,660,000	EUR	—	EUR	BBB- to BBB
Investment Grade Sovereign Debt	56,190,000		—		BBB- to A-
Non-Investment Grade Sovereign
Debt	31,180,000		—		B-

Total EUR	$110,405,000		$—

Total USD	47,660,000	EUR	—	EUR

*The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Over-the-Counter Currency Swaps at March 31, 2015

					Notional		Notional
					Amount		Amount
	Pay/Receive				Currency		Currency	Premiums
	Floating	Floating	Fixed	Maturity	Received		Delivered	Received /
Counterparty	Rate	Rate	Rate	Date	(000’s)		(000’s)	(Paid)	Value

Six-
Month
USD
BBA
BAC	Pay	LIBOR	7.150%	1/28/19 INR	1,567,863	INR	25,000	$10,739	$1,312,439

44      OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Currency Swaps (Continued)
					Notional		Notional
					Amount		Amount
	Pay/Receive				Currency		Currency	Premiums
	Floating	Floating	Fixed	Maturity	Received		Delivered	Received /
Counterparty	Rate	Rate	Rate	Date	(000’s)		(000’s)	(Paid)	Value

		Three-
		Month
		USD
		BBA
BAC	Pay	LIBOR	7.650%	5/5/20 TRY	$60,500	TRY	24,336	$—	$(2,100,485)

		Six-
		Month
		USD
		BBA
BOA	Pay	LIBOR	6.330	3/31/20 INR	855,100	INR	13,662	—	4,126

		Six-
		Month
		USD
		BBA
BOA	Pay	LIBOR	6.250	3/25/20 INR	851,861	INR	13,674	—	(46,185)

		Six-
		Month
		USD
		BBA
BOA	Pay	LIBOR	7.100	1/21/19 INR	921,795	INR	15,025	—	261,857

		Six-
		Month
		USD
		BBA
GSG	Pay	LIBOR	7.210	1/13/19 INR	935,000	INR	15,039	—	586,400

		Six-
		Month
		USD
		BBA
GSG	Pay	LIBOR	7.100	1/15/19 INR	931,750	INR	15,045	—	463,401

		Three-
		Month
		USD
		BBA
GSG	Pay	LIBOR	7.120	5/5/17 TRY	134,624	TRY	56,000	—	(5,731,163)

		Three-
		Month
		USD
		BBA
JPM	Pay	LIBOR	7.270	5/3/17 TRY	133,530	TRY	55,250	—	(5,232,535)

Total Over-the-Counter Currency Swap								$10,739	$(10,482,145)

Centrally Cleared Interest Rate Swaps at March 31, 2015
	Pay/Receive					Notional
	Floating	Floating		Maturity		Amount
Counterparty	Rate	Rate	Fixed Rate	Date		(000’s)	Value

Three-
Month USD
BAC	Pay	BBA LIBOR	2.702%	6/18/24	USD	16,440	$(1,132,391)

45      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps (Continued)
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date		Notional Amount (000’s)	Value
		Three-
		Month CAD
BOA	Pay	BA CDOR	1.163%	2/19/18	CAD	637,000	$(233,812)
		Three-
		Month CAD
BOA	Pay	BA CDOR	1.483	6/1/23	CAD	80,100	(712,660)
		Three-
		Month USD
BOA	Pay	BBA LIBOR	2.540	3/24/25	USD	111,700	219,774
		Three-
		Month AUD
BOA	Receive	BBR BBSW	2.150	3/3/18	AUD	250,000	(832,174)
		Three-
		Month AUD
BOA	Receive	BBR BBSW	2.130	3/2/18	AUD	107,000	(300,378)
		Three-
		Month USD
BOA	Receive	BBA LIBOR	2.850	2/18/24	USD	25,000	(1,910,127)
		Three-
		Month NZD
BOA	Pay	BBR FRA	3.535	2/5/17	NZD	270,000	30,223
		Three-
		Month USD
BOA	Receive	BBA LIBOR	2.595	8/14/24	USD	28,000	(1,535,625)
		Six-Month
		PLN WIBOR
DEU	Pay	WIBO	2.050	3/18/20	PLN	82,000	204,110
		Six-Month
		PLN WIBOR
DEU	Receive	WIBO	2.320	3/18/25	PLN	43,500	(231,058)
		Six-Month
		SGD SOR
GSG	Pay	VWAP	1.940	1/6/20	SGD	68,000	(38,061)
		Three-
		Month USD
GSG	Pay	BBA LIBOR	2.695	6/19/24	USD	16,320	(1,112,992)
		Six-Month
		SGD SOR
GSG	Pay	VWAP	2.775	3/4/25	SGD	157,000	(488,723)
		Six-Month
		SGD SOR
GSG	Pay	VWAP	2.780	3/4/25	SGD	157,000	(464,806)
		Six-Month
		SGD SOR
GSG	Receive	VWAP	1.795	1/9/20	SGD	70,000	(395,062)
		Six-Month
GSG	Pay	COP IBR OIS	1.510	1/20/20	SGD	70,000	(1,096,779)
		Six-Month
GSG	Pay	COP IBR OIS	1.460	1/20/20	SGD	70,000	(1,218,674)
		Six-Month
		SGD SOR
GSG	Pay	VWAP	1.585	1/22/20	SGD	70,000	(917,887)

46      OPPENHEIMER INTERNATIONAL BOND FUND

Centrally Cleared Interest Rate Swaps (Continued)
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date		Notional Amount (000’s)	Value
GSG	Pay	Six-Month SGD SOR VWAP	1.590%	2/5/20	SGD	140,000	$(1,911,018)
GSG	Receive	Three- Month USD BBA LIBOR	2.396	10/29/24	USD	6,660	(292,893)
JPM	Pay	Six-Month PLN WIBOR WIBO	2.050	3/18/20	PLN	90,000	224,024
JPM	Pay	Three- Month NZD BBR FRA	3.475	4/2/17	NZD	525,000	(17,356)
JPM	Pay	Three- Month USD BBA LIBOR	3.036	1/8/24	USD	120,000	(11,367,572)
JPM	Receive	Three- Month USD BBA LIBOR	2.399	10/29/24	USD	6,190	(273,939)
JPM	Pay	Three- Month NZD BBR FRA	3.470	2/9/17	NZD	177,000	(117,241)
JPM	Pay	Six-Month SGD SOR VWAP	1.755	1/14/20	SGD	68,500	(498,710)
JPM	Receive	Six-Month PLN WIBOR WIBO	2.320	3/18/25	PLN	47,500	(252,305)

Total Cleared Interest Rate Swaps							$(26,674,112)

Over-the-Counter Interest Rate Swaps at March 31, 2015
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date		Notional Amount (000’s)	Value
BOA	Pay	Three- Month MYR KLIBOR	4.510%	6/17/24	MYR	54,600	$499,570
BOA	Receive	Six-Month INR MIBOR OIS	6.660	3/24/20	INR	879,865	231,469
BOA	Receive	Six-Month INR MIBOR OIS	6.740	3/30/20	INR	725,000	148,489
GSG	Pay	Six-Month SGD SOR VWAP	3.185	9/2/24	SGD	70,000	755,390
GSG	Receive	Three- Month HKD HIBOR HKAB	3.230	7/24/24	HKD	420,000	(2,298,394)
GSG	Pay	Six-Month SGD SOR VWAP	3.430	9/16/24	SGD	71,000	1,296,116

47      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaps (Continued)
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date		Notional Amount (000’s)	Value
GSG	Receive	Three- Month HKD HIBOR HKAB	3.230%	9/12/24	HKD	425,000	$(2,293,136)
GSG	Pay	Three- Month MYR KLIBOR BNM	4.515	3/12/25	MYR	142,500	56,172
GSG	Pay	Three- Month MYR KLIBOR BNM	4.440	3/16/25	MYR	120,000	(44,681)
GSG	Receive	Three- Month COP IBR OIS	4.380	3/5/18	COP	89,000,000	(857,670)
JPM	Pay	Three- Month COP IBR OIS	5.790	2/10/25	COP	32,000,000	(525,017)
JPM	Pay	Three- Month COP IBR OIS	4.410	2/9/18	COP	87,000,000	(783,402)
JPM	Pay	Three- Month KRW CD KSDA	2.180	2/11/25	KRW	60,000,000	678,987
JPM	Pay	One-Week CNY CNREPOFIX	3.310	3/9/20	CNY	170,000	(495,527)
JPM	Pay	Three- Month COP IBR OIS	4.380	2/26/18	COP	90,000,000	(863,441)
JPM	Pay	Three- Month KRW CD KSDA	2.120	2/5/25	KRW	60,500,000	433,415
JPM	Pay	Three- Month KRW CD KSDA	3.490	6/24/34	KRW	57,700,000	3,298,429
JPM	Pay	Three- Month KRW CD KSDA	3.200	7/8/24	KRW	37,700,000	1,466,707
JPM	Receive	Three- Month KRW CD KSDA	3.080	6/10/18	KRW	132,000,000	(3,076,034)
JPM	Receive	Three- Month KRW CD KSDA	3.325	6/24/29	KRW	107,000,000	(3,142,837)
JPM	Pay	Three- Month KRW CD KSDA	3.280	7/19/24	KRW	37,700,000	1,584,261
JPM	Pay	Three- Month KRW CD KSDA	2.790	11/3/29	KRW	57,000,000	611,188
JPM	Pay	Three- Month KRW CD KSDA	2.820	11/3/29	KRW	57,000,000	670,660

48      OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Interest Rate Swaps (Continued)
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date		Notional Amount (000’s)	Value

JPM	Pay	Three- Month COP IBR OIS	6.090%	10/29/24	COP	15,470,000	$(81,758)

JPM	Receive	Three- Month USD BBA LIBOR	2.150	5/30/23	USD	27,000	(699,188)

MOS-A	Pay	Three- Month COP IBR OIS	6.090	10/29/24	COP	15,940,000	(84,242)

Total Over-the-Counter Interest Rate Swaps							$(3,514,474)

Over-the-Counter Credit Default Swaptions Written at March 31, 2015
		Buy/Sell	Reference	Fixed	Expiration	Notional		Premiums
Description	Counterparty	Protection	Asset	Rate	Date	Amount (000’s)		Received	Value

			iTraxx
			Europe
Credit Default			Crossover
Swap maturing			Series 23
6/20/20	JPM	Buy	Version 1	3.250%	4/15/15	EUR	67,000	$130,182	$(45,206)

			iTraxx
			Europe
Credit Default			Crossover
Swap maturing			Series 23
6/20/20	JPM	Sell	Version 1	2.500	4/15/15	EUR	67,000	180,808	(170,869)

Total of Over-the-Counter Credit Default Swaptions Written								$310,990	$(216,075)

Over-the-Counter Interest Rate Swaptions Written at March 31, 2015
Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date		Notional Amount (000’s)	Premiums Received	Value
Interest Rate			Three-
Swap			Month
maturing			USD BBA
5/20/25 Call	BAC	Pay	LIBOR	2.710%	5/18/15	USD	200,000	$830,000	$(105,716)
Interest Rate			Six-
Swap			Month
maturing			JPY BBA
11/10/35 Call	BAC	Receive	LIBOR	1.445	11/6/15	JPY	5,000,000	1,133,244	(2,379,042)
Interest Rate			Six-
Swap			Month
maturing			JPY BBA
11/10/35 Call	BAC	Pay	LIBOR	1.445	11/6/15	JPY	5,000,000	1,133,243	(533,468)
Interest Rate			Six-
Swap			Month
maturing			AUD BBR
5/26/25 Call	BOA	Pay	BBSW	2.843	5/25/15	AUD	72,000	891,772	(403,887)
Interest Rate			Three-
Swap			Month
maturing			CAD BA
2/21/18 Call	BOA	Receive	CDOR	1.168	2/21/17	CAD	600,000	1,701,822	(1,843,422)

49      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaptions (Continued)
Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date		Notional Amount (000’s)	Premiums Received	Value
Interest Rate Swap maturing 5/20/25 Call	BOA	Receive	Three- Month USD BBA LIBOR	1.800%	5/18/15	USD	100,000	$310,000	$(278,485)
Interest Rate Swap maturing 6/29/25 Call	BOA	Receive	Three- Month USD BBA LIBOR	1.848	6/25/15	USD	150,000	1,320,000	(856,039)
Interest Rate Swap maturing 2/23/18 Call	BOA	Pay	Three- Month USD BBA LIBOR	1.961	2/21/17	USD	350,000	1,718,500	(1,354,441)
Interest Rate Swap maturing 6/1/20 Call	BOA	Pay	MXN TIIE BANXICO	5.760	6/5/15	MXN	700,000	474,270	(72,965)
Interest Rate Swap maturing 12/18/25 Call	BOA	Pay	Three- Month USD BBA LIBOR	2.398	12/16/15	USD	230,000	6,363,333	(4,654,931)
Interest Rate Swap maturing 6/9/18 Call	BOA	Pay	Three- Month AUD BBR BBSW	2.413	6/5/15	AUD	200,000	311,020	(95,581)
Interest Rate Swap maturing 12/4/25 Call	BOA	Pay	Three- Month USD BBA LIBOR	2.393	12/2/15	USD	250,000	6,850,000	(4,823,505)
Interest Rate Swap maturing 6/24/20 Call	BOA	Receive	Three- Month USD BBA LIBOR	1.440	6/22/15	USD	200,000	790,000	(696,946)
Interest Rate Swap maturing 4/22/25 Call	BOA	Receive	Six- Month AUD BBR BBSW	2.950	4/21/15	AUD	30,000	420,463	(517,040)
Interest Rate Swap maturing 5/20/25 Call	BOA	Pay	Three- Month USD BBA LIBOR	2.595	5/18/15	USD	100,000	720,000	(100,619)
Interest Rate Swap maturing 7/13/20 Call	BOA	Pay	Three- Month CAD BA CDOR	2.045	7/13/15	CAD	250,000	712,400	(279,294)
Interest Rate Swap maturing 10/6/20 Call	BOA	Receive	Six- Month EUR EURIBOR	0.655	10/2/15	EUR	115,000	1,004,055	(2,351,569)
Interest Rate Swap maturing 11/7/25 Call	GSG	Receive	MXN TIIE BANXICO	6.510	11/19/15	MXN	750,000	1,929,119	(1,528,064)

50      OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Interest Rate Swaptions (Continued)
Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date		Notional Amount (000’s)	Premiums Received	Value
Interest Rate Swap maturing 4/3/25 Call	GSG	Pay	MXN TIIE BANXICO	5.705%	4/15/15	MXN	675,000	$807,554	$(1,383,668)
Interest Rate Swap maturing 12/8/25 Call	GSG	Pay	Three- Month USD BBA LIBOR	2.448	12/4/15	USD	250,000	6,875,000	(4,475,680)
Interest Rate Swap maturing 4/7/25 Call	GSG	Receive	MXN TIIE BANXICO	6.375	4/17/15	MXN	675,000	1,063,848	(927,825)
Interest Rate Swap maturing 9/30/39 Call	GSG	Pay	Three- Month USD BBA LIBOR	4.000	9/26/16	USD	175,000	6,483,750	(2,211,384)
Interest Rate Swap maturing 4/30/24 Call	GSG	Pay	Three- Month KRW CD KSDA	4.530	4/29/19	KRW	100,000,000	579,626	(96,552)
Interest Rate Swap maturing 11/7/25 Call	GSG	Pay	MXN TIIE BANXICO	6.510	11/19/15	MXN	750,000	1,929,118	(891,424)
Interest Rate Swap maturing 5/15/20 Call	GSG	Pay	Six- Month PLN WIBOR WIBO	1.740	5/13/15	PLN	360,000	828,827	(1,022,485)
Interest Rate Swap maturing 1/2/17 Call	GSG	Receive	Six- Month PLN WIBOR WIBO	1.625	5/5/15	PLN	200,000	458,363	(82,120)
Interest Rate Swap maturing 5/7/20 Call	GSG	Pay	Six- Month PLN WIBOR WIBO	1.625	5/5/15	PLN	200,000	458,363	(739,454)
Interest Rate Swap maturing 5/15/20 Call	GSG	Receive	Six- Month PLN WIBOR WIBO	1.740	5/13/15	PLN	360,000	828,826	(346,940)
Interest Rate Swap maturing 5/20/20 Call	GSG	Receive	Six- Month PLN WIBOR WIBO	1.860	5/18/15	PLN	200,000	466,599	(342,602)
Interest Rate Swap maturing 5/20/20 Call	GSG	Pay	Six- Month PLN WIBOR WIBO	1.860	5/18/15	PLN	200,000	466,599	(421,635)

51      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaptions (Continued)
Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date		Notional Amount (000’s)	Premiums Received	Value

Interest Rate Swap maturing 4/9/20 Call	GSG	Pay	MXN TIIE BANXICO	5.085%	4/15/15	MXN	1,400,000	$825,021	$(1,200,213)

Interest Rate Swap maturing 2/12/29 Call	JPM	Pay	Three- Month KRW CD KSDA	4.610	2/11/19	KRW	100,000,000	1,026,886	(152,128)

Interest Rate Swap maturing 6/29/25 Call	JPM	Receive	Three- Month USD BBA LIBOR	1.845	6/25/15	USD	125,000	1,068,750	(701,484)

Interest Rate Swap maturing 6/24/35 Call	JPM	Receive	Six- Month JPY BBA LIBOR	1.113	6/22/15	JPY	5,000,000	831,532	(595,474)

Interest Rate Swap maturing 1/2/17 Call	JPM	Pay	BZDI	13.630	7/1/15	BRL	350,000	509,519	(176,834)

Interest Rate Swap maturing 3/1/26 Call	JPM	Pay	Three- Month USD BBA LIBOR	3.000	2/26/16	USD	120,000	1,248,000	(1,148,266)

Interest Rate Swap maturing 4/29/25 Call	JPM	Receive	Three- Month AUD BBR BBSW	2.900	4/28/15	AUD	75,000	985,112	(1,103,772)

Interest Rate Swap maturing 4/24/25 Call	JPM	Receive	Six- Month AUD BBR BBSW	2.950	4/23/15	AUD	75,000	989,339	(1,297,935)

Interest Rate Swap maturing 3/1/26 Call	JPM	Receive	Six- Month EUR EURIBOR	1.214	2/26/16	EUR	100,000	1,738,092	(2,417,578)

Interest Rate Swap maturing 12/8/45 Call	JPM	Pay	Six- Month EUR EURIBOR	1.245	12/4/15	EUR	200,000	14,266,652	(7,408,814)

Interest Rate Swap maturing 12/17/25 Call	UBS	Pay	Six- Month GBP BBA LIBOR	1.911	12/17/15	GBP	77,000	3,105,644	(2,735,369)

Interest Rate Swap maturing 8/5/20 Call	UBS	Pay	Three- Month USD BBA LIBOR	2.020	8/3/15	USD	350,000	1,662,500	(1,543,668)

Total Over-the-Counter Interest Rate Swaptions Written								$78,116,761	$(56,298,318)

52      OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Currency Swaptions Written at March 31, 2015
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount Currency Received (000’s)	Notional Amount Currency Delivered (000’s)	Premiums Received / (Paid)	Value
JPM	Pay	Three- Month USD BBA LIBOR	8.820%	6/17/15 TRY	8,130 TRY	8,130	$237,744	$(261,419)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCO-OT	Goldman Sachs Bank USA
GSG	Goldman Sachs Group, Inc. (The)
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MOS-A	Morgan Stanley
MSCO	Morgan Stanley Capital Services, Inc.
NOM	Nomura Global Financial Products, Inc.
RBS	Royal Bank of Scotland plc (The)
TDB	Toronto Dominion Bank
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Renminbi
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesia Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippines Peso
PLN	Polish Zloty

53      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Currency abbreviations indicate amounts reporting in currencies (Continued)
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
ZAR	South African Rand

Definitions
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CD	Certificate of Deposit
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
HKAB	Hong Kong Association of Banks
IBR	Indicador Bancario de Referencia
KLIBOR	Kuala Lumpur Interbank Offered Rate
KSDA	Korean Securities Dealers Assn.
OIS	Overnight Index Swap
SOR	Swap Offer Rate
SOR VWAP	Swap Offered Rate Singapore Dollar Index
TIIE	Interbank Equilibrium Interest Rate

Exchange Abbreviations
EUX	European Stock Exchange
MON	Montreal Exchange

See accompanying Notes to Financial Statements.

54      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES March 31, 2015 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $7,567,307,975)	$7,140,505,358
Affiliated companies (cost $413,914,083)	413,914,083

7,554,419,441

Cash	24,850,180

Cash—foreign currencies (cost $31,910,817)	31,875,403

Cash used for collateral on futures	53,116,728

Unrealized appreciation on forward currency exchange contracts	567,192,564

Swaps, at value (net premiums paid $3,047,201)	21,876,568

Centrally cleared swaps, at value	678,131

Receivables and other assets:
Investments sold (including $243,454 sold on a when-issued or delayed delivery basis)	83,027,393
Interest, dividends and principal paydowns	81,795,384
Shares of beneficial interest sold	6,825,778
Other	301,616

Total assets	8,425,959,186

Liabilities
Unrealized depreciation on forward currency exchange contracts	299,841,249

Options written, at value (premiums received $75,425,257)	88,258,365

Swaps, at value (net premiums received $13,272,860)	48,057,588

Centrally cleared swaps, at value	27,352,243

Swaptions written, at value (premiums received $78,665,495)	56,775,812

Payables and other liabilities:
Investments purchased (including $10,033,536 purchased on a when-issued or delayed delivery basis)	94,713,439
Shares of beneficial interest redeemed	27,678,796
Dividends	1,742,016
Distribution and service plan fees	767,319
Variation margin payable	761,284
Trustees’ compensation	240,123
Shareholder communications	56,764
Other	8,764,814

Total liabilities	655,009,812

Net Assets	$7,770,949,374

Composition of Net Assets
Par value of shares of beneficial interest	$1,314,303

Additional paid-in capital	8,252,517,247

Accumulated net investment loss	(84,305,824)

Accumulated net realized loss on investments and foreign currency transactions	(205,564,423)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(193,011,929)

Net Assets	$7,770,949,374

55      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,596,644,141 and 438,855,343 shares of beneficial interest outstanding)	$5.92
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.22

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $57,250,486 and 9,712,370 shares of beneficial interest outstanding)	$5.89

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $710,001,151 and 120,443,574 shares of beneficial interest outstanding)	$5.89

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,086,905,144 and 183,925,922 shares of beneficial interest outstanding)	$5.91

Class R Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $193,266,684 and 32,759,597 shares of beneficial interest outstanding)	$5.90

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $3,126,881,768 and 528,605,716 shares of beneficial interest outstanding)	$5.92

See accompanying Notes to Financial Statements.

56      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2015 Unaudited

Investment Income
Interest (net of foreign withholding taxes of $170,093)	$151,195,922
Dividends from affiliated companies	136,704
Total investment income	151,332,626
Expenses
Management fees	20,656,231
Distribution and service plan fees:
Class A	3,522,594
Class B	321,193
Class C	3,888,404
Class R	506,784
Transfer and shareholder servicing agent fees:
Class A	3,136,206
Class B	70,765
Class C	856,224
Class I	130,147
Class R	223,439
Class Y	3,577,339
Shareholder communications:
Class A	34,828
Class B	2,014
Class C	8,517
Class I	259
Class R	2,798
Class Y	30,282
Custodian fees and expenses	591,285
Trustees’ compensation	82,672
Other	283,466
Total expenses	37,925,447
Less reduction to custodian expenses	(8,398)
Less waivers and reimbursements of expenses	(129,865)
Net expenses	37,787,184
Net Investment Income	113,545,442

57      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (net of foreign capital gains tax of $209,251)	$(30,872,646)
Closing and expiration of option contracts written	18,747,944
Closing and expiration of futures contracts	(25,751,881)
Foreign currency transactions	(85,516,226)
Swap contracts	(19,560,467)
Closing and expiration of swaption contracts written	5,782,046

Net realized loss	(137,171,230)

Net change in unrealized appreciation/depreciation on:
Investments	38,198,204
Translation of assets and liabilities denominated in foreign currencies	(15,282,424)
Futures contracts	(4,043,642)
Option contracts written	(356,229)
Swap contracts	(21,005,455)
Swaption contracts written	18,674,222

Net change in unrealized appreciation/depreciation	16,184,676

Net Decrease in Net Assets Resulting from Operations	$(7,441,112)

See accompanying Notes to Financial Statements.

58      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Operations
Net investment income	$113,545,442	$304,348,005
Net realized loss	(137,171,230)	(295,661,659)
Net change in unrealized appreciation/depreciation	16,184,676	187,878,965
Net increase (decrease) in net assets resulting from operations	(7,441,112)	196,565,311

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(39,402,028)	(49,126,496)
Class B	(646,920)	(913,904)
Class C	(7,854,775)	(9,773,444)
Class I	(13,856,307)	(8,451,135)
Class R1	(2,550,865)	(2,577,862)
Class Y	(48,983,591)	(46,766,286)
	(113,294,486)	(117,609,127)

Distributions from net realized gain:
Class A	—	(1,551,481)
Class B	—	(41,079)
Class C	—	(397,939)
Class I	—	(171,958)
Class R1	—	(86,156)
Class Y	—	(1,251,387)
	—	(3,500,000)

Tax return of capital distribution:
Class A	—	(77,492,539)
Class B	—	(1,441,599)
Class C	—	(15,416,710)
Class I	—	(13,330,890)
Class R1	—	(4,066,340)
Class Y	—	(73,769,522)
	—	(185,517,600)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(463,577,072)	(1,653,442,423)
Class B	(14,940,502)	(54,893,347)
Class C	(136,241,709)	(370,198,065)
Class I	317,709,159	249,628,901
Class R1	(20,355,713)	(33,203,127)
Class Y	(254,357,199)	(468,544,980)
	(571,763,036)	(2,330,653,041)

59      OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS Unaudited / Continued

Net Assets
Total decrease	$(692,498,634)	$(2,440,714,457)

Beginning of period	8,463,448,008	10,904,162,465

End of period (including accumulated net investment loss of $84,305,824 and $84,556,780, respectively)	$7,770,949,374	$8,463,448,008

1. Effective July 1, 2014, Class N shares were renamed Class R. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

60      OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 28, 2012[1]	Year Ended September 30, 2011	Year Ended September 30, 2010
Per Share Operating Data
Net asset value, beginning of period	$6 .01	$6 .09	$6 .54	$6 .29	$6 .80	$6 .54
Income (loss) from investment operations:
Net investment income[2]	0 .08	0 .19	0 .23	0 .25	0 .25	0 .26
Net realized and unrealized gain (loss)	(0 .09)	(0 .08)	(0 .40)	0 .33	(0 .44)	0 .31
Total from investment operations	(0 .01)	0 .11	(0 .17)	0 .58	(0 .19)	0 .57
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0 .08)	(0 .07)	(0 .24)	(0 .33)	(0 .26)	(0 .26)
Distributions from net realized gain	0 .00	0 .00[3]	(0 .04)	0 .00	(0 .06)	(0 .05)
Tax return of capital distribution	0 .00	(0 .12)	0 .00	0 .00	0 .00	0 .00
Total dividends and/or distributions to shareholders	(0 .08)	(0 .19)	(0 .28)	(0 .33)	(0 .32)	(0 .31)
Net asset value, end of period	$5 .92	$6 .01	$6 .09	$6 .54	$6 .29	$6 .80

Total Return, at Net Asset Value[4]	(0 .13)%	1 .86%	(2 .77)%	9 .58%	(2 .88)%	9 .04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,596,644	$3,104,220	$4,794,923	$5,886,327	$6,382,276	$7,406,875
Average net assets (in thousands)	$2,854,248	$4,022,858	$5,586,929	$6,013,740	$7,004,799	$7,345,330
Ratios to average net assets:[5]
Net investment income	2 .77%	3 .16%	3 .61%	3 .89%	3 .80%	4 .04%
Total expenses[6]	1 .01%	1 .02%	1 .01%	1 .02%	0 .98%	0 .98%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1 .01%	1 .02%	1 .01%	1 .02%	0 .98%	0 .98%
Portfolio turnover rate	45%	108%	105%	111%	80%	146%

61      OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

1. September 28, 2012 represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2015	1.01%
Year Ended September 30, 2014	1.02%
Year Ended September 30, 2013	1.01%
Year Ended September 28, 2012	1.02%
Year Ended September 30, 2011	0.98%
Year Ended September 30, 2010	0.98%

See accompanying Notes to Financial Statements.

62      OPPENHEIMER INTERNATIONAL BOND FUND

Class B	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 28, 2012[1]	Year Ended September 30, 2011	Year Ended September 30, 2010

Per Share Operating Data
Net asset value, beginning of period	$5.99	$6.07	$6.51	$6.27	$6.78	$6.52
Income (loss) from investment operations:
Net investment income[2]	0.06	0.14	0.18	0.19	0.19	0.20
Net realized and unrealized gain (loss)	(0.10)	(0.08)	(0.40)	0.33	(0.44)	0.31

Total from investment operations	(0.04)	0.06	(0.22)	0.52	(0.25)	0.51

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.05)	(0.18)	(0.28)	(0.20)	(0.20)
Distributions from net realized gain	0.00	0.00[3]	(0.04)	0.00	(0.06)	(0.05)
Tax return of capital distribution	0.00	(0.09)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(0.06)	(0.14)	(0.22)	(0.28)	(0.26)	(0.25)

Net asset value, end of period	$5.89	$5.99	$6.07	$6.51	$6.27	$6.78

Total Return, at Net Asset Value[4]	(0.68)%	1.06%	(3.46)%	8.50%	(3.74)%	8.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,250	$73,164	$128,905	$193,955	$226,660	$286,029

Average net assets (in thousands)	$64,400	$99,269	$165,674	$208,830	$257,491	$279,115

Ratios to average net assets:[5]
Net investment income	2.02%	2.38%	2.77%	3.02%	2.93%	3.18%
Total expenses[6]	1.77%	1.81%	1.85%	1.89%	1.84%	1.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.77%	1.81%	1.85%	1.89%	1.84%	1.85%

Portfolio turnover rate	45%	108%	105%	111%	80%	146%

1. September 28, 2012 represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2015	1.77%
Year Ended September 30, 2014	1.81%
Year Ended September 30, 2013	1.85%
Year Ended September 28, 2012	1.89%
Year Ended September 30, 2011	1.84%
Year Ended September 30, 2010	1.85%

See accompanying Notes to Financial Statements.

63      OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 28, 2012[1]	Year Ended September 30, 2011	Year Ended September 30, 2010

Per Share Operating Data
Net asset value, beginning of period	$5.99	$6.07	$6.51	$6.27	$6.78	$6.52

Income (loss) from investment operations:
Net investment income[2]	0.06	0.15	0.19	0.20	0.21	0.21
Net realized and unrealized gain (loss)	(0.10)	(0.08)	(0.40)	0.33	(0.45)	0.31

Total from investment operations	(0.04)	0.07	(0.21)	0.53	(0.24)	0.52

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.06)	(0.19)	(0.29)	(0.21)	(0.21)
Distributions from net realized gain	0.00	0.00[3]	(0.04)	0.00	(0.06)	(0.05)
Tax return of capital distribution	0.00	(0.09)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(0.06)	(0.15)	(0.23)	(0.29)	(0.27)	(0.26)

Net asset value, end of period	$5.89	$5.99	$6.07	$6.51	$6.27	$6.78

Total Return, at Net Asset Value[4]	(0.68)%	1.13%	(3.30)%	8.69%	(3.58)%	8.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$710,001	$858,281	$1,238,931	$1,614,123	$1,724,712	$2,029,424

Average net assets (in thousands)	$779,322	$1,033,206	$1,509,389	$1,651,022	$1,891,414	$1,965,153

Ratios to average net assets:[5]
Net investment income	2.02%	2.45%	2.93%	3.21%	3.10%	3.34%
Total expenses[6]	1.76%	1.74%	1.69%	1.71%	1.68%	1.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.76%	1.74%	1.69%	1.71%	1.68%	1.69%

Portfolio turnover rate	45%	108%	105%	111%	80%	146%

64      OPPENHEIMER INTERNATIONAL BOND FUND

1. September 28, 2012 represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2015	1.76%
Year Ended September 30, 2014	1.74%
Year Ended September 30, 2013	1.69%
Year Ended September 28, 2012	1.71%
Year Ended September 30, 2011	1.68%
Year Ended September 30, 2010	1.69%

See accompanying Notes to Financial Statements.

65      OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31,	Year Ended	Year Ended	Period Ended
	2015	September	September	September
Class I	(Unaudited)	30, 2014	30, 2013	28, 2012[1,2]

Per Share Operating Data
Net asset value, beginning of period	$6 .00	$6 .08	$6 .53	$6.36

Income (loss) from investment operations:
Net investment income[3]	0 .09	0 .22	0 .24	0 .18
Net realized and unrealized gain (loss)	(0 .08)	(0 .08)	(0 .38)	0 .18

Total from investment operations	0 .01	0 .14	(0 .14)	0 .36

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0 .10)	(0 .09)	(0 .27)	(0.19)
Distributions from net realized gain	0 .00	0 .00[4]	(0 .04)	0 .00
Tax return of capital distribution	0 .00	(0 .13)	0 .00	0 .00

Total dividends and/or distributions to shareholders	(0 .10)	(0 .22)	(0 .31)	(0.19)

Net asset value, end of period	$5 .91	$6 .00	$6 .08	$6 .53

Total Return, at Net Asset Value[5]	0 .08%	2 .32%	(2 .31)%	5.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,086,905	$779,478	$542,637	$855

Average net assets (in thousands)	$872,971	$611,312	$206,805	$380

Ratios to average net assets:[6]
Net investment income	3 .21%	3 .58%	3 .95%	4.20%
Total expenses[7]	0 .57%	0 .56%	0 .57%	0.57%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0 .57%	0 .56%	0 .57%	0.57%

Portfolio turnover rate	45%	108%	105%	111%

1. September 28, 2012 represents the last business day of the Fund’s reporting period.

2. For the period from January 27, 2012 (inception of offering) to September 28, 2012.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

6. Annualized for periods less than one full year.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2015	0.57%
Year Ended September 30, 2014	0.56%
Year Ended September 30, 2013	0.57%
Period Ended September 28, 2012	0.57%

See accompanying Notes to Financial Statements.

66      OPPENHEIMER INTERNATIONAL BOND FUND

Six Months
Class R	Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 28, 2012[1]	Year Ended September 30, 2011	Year Ended September 30, 2010
Per Share Operating Data
Net asset value, beginning of period	$5 .99	$6 .07	$6 .52	$6 .28	$6 .79	$6 .52

Income (loss) from investment operations:
Net investment income[2]	0 .07	0 .17	0 .20	0 .22	0 .22	0 .23
Net realized and unrealized gain (loss)	(0 .09)	(0 .08)	(0 .40)	0 .33	(0 .44)	0 .32

Total from investment operations	(0 .02)	0 .09	(0 .20)	0 .55	(0 .22)	0 .55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0 .07)	(0 .07)	(0 .21)	(0 .31)	(0 .23)	(0 .23)
Distributions from net realized gain	0 .00	0 .00[3]	(0 .04)	0 .00	(0 .06)	(0 .05)
Tax return of capital distribution	0 .00	(0 .10)	0 .00	0 .00	0 .00	0 .00

Total dividends and/or distributions to shareholders	(0 .07)	(0 .17)	(0 .25)	(0 .31)	(0 .29)	(0 .28)

Net asset value, end of period	$5 .90	$5 .99	$6 .07	$6 .52	$6 .28	$6 .79

Total Return, at Net Asset Value[4]	(0 .26)%	1 .55%	(3 .16)%	9 .01%	(3 .28)%	8 .80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$193,267	$216,721	$252,758	$314,773	$322,070	$310,338

Average net assets (in thousands)	$203,511	$234,841	$290,208	$314,673	$325,834	$279,336

Ratios to average net assets:[5]
Net investment income	2 .52%	2 .84%	3 .19%	3 .50%	3 .39%	3 .65%
Total expenses[6]	1 .26%	1 .35%	1 .53%	1 .54%	1 .44%	1 .65%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1 .26%	1 .32%	1 .43%	1 .41%	1 .38%	1 .38%

Portfolio turnover rate	45%	108%	105%	111%	80%	146%

1. September 28, 2012 represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2015	1.26%
Year Ended September 30, 2014	1.35%
Year Ended September 30, 2013	1.53%
Year Ended September 28, 2012	1.54%
Year Ended September 30, 2011	1.44%
Year Ended September 30, 2010	1.65%

See accompanying Notes to Financial Statements.

67      OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

Six Months
Ended
	March 31,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2015	September	September	September	September	September
Class Y	(Unaudited)	30, 2014	30, 2013	28, 2012[1]	30, 2011	30, 2010

Per Share Operating Data
Net asset value, beginning of period	$6 .01	$6 .09	$6 .53	$6 .29	$6 .80	$6 .54

Income (loss) from investment operations:
Net investment income[2]	0 .09	0 .21	0 .25	0 .26	0 .27	0 .28
Net realized and unrealized gain (loss)	(0 .09)	(0 .08)	(0 .40)	0 .33	(0 .44)	0 .31

Total from investment operations	0 .00	0 .13	(0 .15)	0 .59	(0 .17)	0 .59

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0 .09)	(0 .08)	(0 .25)	(0 .35)	(0 .28)	(0 .28)
Distributions from net realized gain	0 .00	0 .00[3]	(0 .04)	0 .00	(0 .06)	(0 .05)
Tax return of capital distribution	0 .00	(0 .13)	0 .00	0 .00	0 .00	0 .00

Total dividends and/or distributions to shareholders	(0 .09)	(0 .21)	(0 .29)	(0 .35)	(0 .34)	(0 .33)

Net asset value, end of period	$5 .92	$6 .01	$6 .09	$6 .53	$6 .29	$6 .80

Total Return, at Net Asset Value[4]	(0 .01)%	2 .14%	(2 .36)%	9 .71%	(2 .64)%	9 .38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,126,882	$3,431,584	$3,946,008	$4,736,285	$4,084,001	$3,388,175

Average net assets (in thousands)	$3,258,739	$3,532,821	$4,710,455	$4,446,720	$3,861,749	$2,732,256

Ratios to average net assets:[5]
Net investment income	3 .02%	3 .43%	3 .88%	4 .16%	4 .04%	4 .38%
Total expenses[6]	0 .76%	0 .74%	0 .74%	0 .75%	0 .74%	0 .67%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0 .76%	0 .74%	0 .74%	0 .75%	0 .73%	0 .67%

Portfolio turnover rate	45%	108%	105%	111%	80%	146%

68      OPPENHEIMER INTERNATIONAL BOND FUND

1. September 28, 2012 represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2015	0.76%
Year Ended September 30, 2014	0.74%
Year Ended September 30, 2013	0.74%
Year Ended September 28, 2012	0.75%
Year Ended September 30, 2011	0.74%
Year Ended September 30, 2010	0.67%

See accompanying Notes to Financial Statements.

69      OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2015 Unaudited

1. Organization

Oppenheimer International Bond Fund (the “Fund”) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

    The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. As of July 1, 2014, Class N shares were renamed Class R shares. Class N shares subject to a contingent deferred sales charge (“CDSC”) on July 1, 2014, will continue to be subject to a CDSC after the shares are renamed. Purchases of Class R shares occurring on or after July 1, 2014, will not be subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

    The following is a summary of significant accounting policies consistently followed by the Fund.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

70      OPPENHEIMER INTERNATIONAL BOND FUND

2. Significant Accounting Policies (Continued)

    Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

    The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal

71      OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

    During the fiscal year ended September 30, 2014, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had straddle losses of $3,783,730. Details of the fiscal year ended September 30, 2014 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

No expiration	$58,675,063

As of March 31, 2015, it is estimated that the capital loss carryforwards would be $195,846,293, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2015, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

72      OPPENHEIMER INTERNATIONAL BOND FUND

2. Significant Accounting Policies (Continued)

    The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2015 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$7,984,937,664
Federal tax cost of other investments	(584,301,462)

Total federal tax cost	$7,400,636,202

Gross unrealized appreciation	$399,115,169
Gross unrealized depreciation	(867,359,044)

Net unrealized depreciation	$(468,243,875)

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer

73      OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

    Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

    Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

74      OPPENHEIMER INTERNATIONAL BOND FUND

3. Securities Valuation (Continued)

Security Type (Continued)	Standard inputs generally considered by third-party pricing vendors
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

75      OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$40,530,543	$—	$40,530,543
Mortgage-Backed Obligations	—	69,457,379	—	69,457,379
Foreign Government Obligations	—	3,911,283,654	—	3,911,283,654
Corporate Bonds and Notes	—	2,564,468,607	16,564,857	2,581,033,464
Structured Securities	—	20,634,568	3,984,379	24,618,947
Short-Term Notes	—	389,415,240	—	389,415,240
Over-the-Counter Options
Purchased	—	68,536,709	—	68,536,709
Over-the-Counter Interest Rate
Swaptions Purchased	—	55,629,422	—	55,629,422
Investment Company	413,914,083	—	—	413,914,083

Total Investments, at Value	413,914,083	7,119,956,122	20,549,236	7,554,419,441
Other Financial Instruments:
Swaps, at value	—	21,876,568	—	21,876,568
Centrally cleared swaps, at value	—	678,131	—	678,131
Forward currency exchange contracts	—	567,192,564	—	567,192,564

Total Assets	$413,914,083	$7,709,703,385	$20,549,236	$8,144,166,704

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(48,057,588)	$—	$(48,057,588)
Centrally cleared swaps, at value	—	(27,352,243)	—	(27,352,243)
Options written, at value	—	(88,258,365)	—	(88,258,365)
Futures contracts	(4,117,339)	—	—	(4,117,339)

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3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Liabilities Table
Other Financial Instruments (Continued):
Forward currency exchange contracts	$—	$(299,841,249)	$—	$(299,841,249)
Swaptions written, at value	—	(56,775,812)	—	(56,775,812)

Total Liabilities	$(4,117,339)	$(520,285,257)	$—	$(524,402,596)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*

Assets Table
Investments, at Value:
Asset-Backed Securities	$7,318,905	$–	$–	$(7,318,905)
Non-Convertible Corporate
Bonds and Notes	–	(255,820)	255,820	–

Total Assets	$7,318,905	$(255,820)	$255,820	$(7,318,905)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2015, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$10,033,536
Sold securities	243,454

Restricted Securities. As of March 31, 2015, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different

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4. Investments and Risks (Continued)

markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2015 is as follows:

Cost	$33,100,630
Market Value	$805,000
Market Value as % of Net Assets	0.01%

Sovereign Debt Risk. The Fund invests in sovereign debt securities, which are subject to certain special risks. These risks include, but are not limited to, the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay the principal on its sovereign debt. There may also be no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceedings through which all or part of such sovereign debt may be collected. In addition, a restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, reduced liquidity and increased volatility, among others.

5. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

79      OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

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5. Risk Exposures and the Use of Derivative Instruments (Continued)

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

    The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

    Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable (or payable) and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

    The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

    The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

    The Fund has entered into forward contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

    The Fund has entered into forward contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

    During the six months ended March 31, 2015, the Fund had daily average contract amounts on forward contracts to buy and sell of $5,778,098,902 and $8,213,406,702, respectively.

    Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures

81      OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

    Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

    The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

    During the six months ended March 31, 2015, the Fund had an ending monthly average market value of $520,332,581 on futures contracts sold.

    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

    Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

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5. Risk Exposures and the Use of Derivative Instruments (Continued)

    The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

    The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

    During the six months ended March 31, 2015, the Fund had an ending monthly average market value of $23,897,993 and $53,670,024 on purchased call options and purchased put options, respectively.

    Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

    The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

    The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

    The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

    The Fund has written call options on treasury and/or euro futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

    The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

    During the six months ended March 31, 2015, the Fund had an ending monthly average market value of $13,391,008 and $70,103,911 on written call options and written put options, respectively.

    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Written option activity for the six months ended March 31, 2015 was as follows:

83      OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

	Options
	Number of Contracts	Amount of Premiums

Options outstanding as of September 30, 2014	1,871,503,834,143	$75,535,809
Options written	2,180,278,604,500	308,941,080
Options closed or expired	(464,293,967,000)	(18,747,944)
Options exercised	(3,251,793,152,143)	(290,303,688)

Options outstanding as of March 31, 2015	335,695,319,500	$75,425,257

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

    Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

    Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference

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5. Risk Exposures and the Use of Derivative Instruments (Continued)

asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual issuers and/or indexes of issuers.

For the six months ended March 31, 2015, the Fund had ending monthly average notional amounts of $80,279,591 and $169,860,364 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Currency Swap Contracts. A currency swap contract is an agreement between counterparties to exchange different currencies at contract inception that are equivalent to a notional value. The exchange at contract inception is made at the current spot rate. The contract also includes an agreement to reverse the exchange of the same notional values of those currencies at contract termination. The re-exchange at contract termination may take place at the same exchange rate, a specified rate or the then current spot rate. Certain currency swap contracts provide for exchanging the currencies only at contract termination and can provide for only a net payment in the settlement currency, typically USD. A currency swap contract may also include the exchange of periodic payments, between the counterparties, that are based on interest rates available in the respective currencies at contract inception. Other currency swap contracts may not provide for exchanging the different currencies at all, and only for exchanging interest cash flows based on the notional value in the contract.

The Fund has entered into currency swap contracts with the obligation to pay an interest rate on the dollar notional amount and receive an interest rate on the various foreign currency notional amounts in order to take a positive investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts increase exposure to foreign exchange rate risk.

85      OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

For the six months ended March 31, 2015, the Fund had ending monthly average notional amounts of $122,031,184 on currency swaps which receive a fixed rate.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

For the six months ended March 31, 2015, the Fund had ending monthly average notional amounts of $1,327,833,690 and $1,408,870,156 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

    Purchased swaptions are reported as a component of investments in the Statement of Investments and the Statement of Assets and Liabilities. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.

    The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

86      OPPENHEIMER INTERNATIONAL BOND FUND

5. Risk Exposures and the Use of Derivative Instruments (Continued)

    The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

    The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate increases relative to the preset interest rate.

    The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

    The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate increases relative to the preset interest rate.

    The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to sell credit protection through credit default swaps in order to increase exposure to the credit risk of individual issuers and/or indexes of issuers. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset decreases.

    The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual issuers and/or, indexes of issuers. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset increases.

    The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an currency swap contracts with the obligation to receive an interest rate on the dollar notional amount and pay an interest rate on the various foreign currency notional amounts in order to take a positive investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts increase exposure to foreign exchange rate risk.

    During the six months ended March 31, 2015, the Fund had an ending monthly average market value of $48,336,871 and $59,515,803 on purchased and written swaptions, respectively.

Written swaption activity for the six months ended March 31, 2015 was as follows:

87      OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

	Notional Amount	Amount of Premiums

Swaptions outstanding as of September 30, 2014	210,982,310,000	$38,363,215
Swaptions written	78,697,241,000	143,234,805
Swaptions closed or expired	(3,373,800,000)	(5,782,045)
Swaptions exercised	(59,925,251,000)	(97,150,480)

Swaptions outstanding as of March 31, 2015	226,380,500,000	$78,665,495

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

    The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

    To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

    As of March 31, 2015, the Fund has required certain counterparties to post collateral of $66,392,005.

    ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

    For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

    The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as

88      OPPENHEIMER INTERNATIONAL BOND FUND

5. Risk Exposures and the Use of Derivative Instruments (Continued)

compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

    With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

    There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

    Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

    Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

    For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

89      OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

The following table presents by counterparty the Fund’s OTC derivative assets net of the related collateral pledged by the Fund at March 31, 2015:

		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Received**	Cash Collateral Received**	Net Amount

Bank of America NA	$71,906,248	$(65,851,813)	$—	$—	$6,054,435
Barclays Bank plc	24,663,575	(24,663,575)	—	—	—
BNP Paribas	1,215,676	(1,215,676)	—	—	—
Citibank NA	48,744,483	(29,339,263)	(15,824,981)	—	3,580,239
Deutsche Bank AG	37,532,943	(37,532,943)	—	—	—
Goldman Sachs Bank USA	50,629,396	(10,175,992)	(21,363,276)	—	19,090,128
Goldman Sachs Group, Inc. (The)	49,395,802	(49,395,802)	—	—	—
HSBC Bank USA NA	23,235,787	(15,195)	(22,076,864)	—	1,143,728
JPMorgan Chase Bank NA	203,264,697	(78,738,814)	(123,294,682)	—	1,231,201
Morgan Stanley Capital Services, Inc.	126,241,876	(90,614,153)	(22,116,346)	(13,511,377)	—
Nomura Global Financial Products, Inc.	257,894	(257,894)	—	—	—
Royal Bank of Scotland plc (The)	10,020	(10,020)	—	—	—
Toronto Dominion Bank	70,148,216	(12,402,040)	(55,429,435)	—	2,316,741
UBS AG	5,988,649	(4,279,037)	(1,086,524)	—	623,088

	$713,235,262	$(404,492,217)	$(261,192,108)	$(13,511,377)	$34,039,560

*OTC derivatives are reported gross on the Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures are excluded from these reported amounts.

**Reported collateral posted for the benefit of the Fund within this table is limited to the net outstanding amount due from an individual counterparty. The collateral posted for the benefit of the Fund may exceed these amounts.

The following table presents by counterparty the Fund’s OTC derivative liabilities net of the related collateral pledged by the Fund at March 31, 2015:

		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged**	Cash Collateral Pledged**	Net Amount

Bank of America NA	$(65,851,813)	$65,851,813	$—	$—	$—
Barclays Bank plc	(27,752,289)	24,663,575	3,088,714	—	—
BNP Paribas	(2,177,000)	1,215,676	859,968	—	(101,356)
Citibank NA	(29,339,263)	29,339,263	—	—	—
Deutsche Bank AG	(83,544,041)	37,532,943	39,864,188	—	(6,146,910)
Goldman Sachs Bank USA	(10,175,992)	10,175,992	—	—	—

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5. Risk Exposures and the Use of Derivative Instruments (Continued)

		Gross Amounts Not Offset in the Statement of Assets & Liabilities (Continued)
Counterparty	Gross Amounts Not Offset in the Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged**	Cash Collateral Pledged**	Net Amount

Goldman Sachs Group, Inc. (The)	$(82,276,400)	$49,395,802	$—	$—	$(32,880,598)
HSBC Bank USA NA	(15,195)	15,195	—	—	—
JPMorgan Chase Bank NA	(78,738,814)	78,738,814	—	—	—
Morgan Stanley	(84,242)	—	—	—	(84,242)
Morgan Stanley Capital Services, Inc.	(90,614,153)	90,614,153	—	—	—
Nomura Global Financial Products, Inc.	(4,845,793)	257,894	4,587,899	—	—
Royal Bank of Scotland plc (The)	(836,942)	10,020	826,922	—	—
Toronto Dominion Bank	(12,402,040)	12,402,040	—	—	—
UBS AG	(4,279,037)	4,279,037	—	—	—

	$(492,933,014)	$ 404,492,217	$ 49,227,691	$—	$(39,213,106)

*OTC derivatives are reported gross on the Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures are excluded from these reported amounts.

**Reported collateral pledged within this table is limited to the net outstanding amount due from the Fund. The securities pledged as collateral by the Fund as reported on the Statement of Investments may exceed these amounts.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities as of March 31, 2015:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value

Credit contracts	Swaps, at value	$7,517,492	Swaps, at value	$19,701,893
Forward currency exchange contracts	Swaps, at value	2,628,223	Swaps, at value	13,110,368
Interest rate contracts	Swaps, at value	11,730,853	Swaps, at value	15,245,327
Interest rate contracts	Centrally cleared swaps, at value	678,131	Centrally cleared swaps, at value	27,352,243
Interest rate contracts			Variation margin payable	761,284*
Forward currency exchange contracts	Unrealized appreciation on forward currency exchange contracts	567,192,564	Unrealized depreciation on forward currency exchange contracts	299,841,249
Forward currency exchange contracts			Options written, at value	81,510,150
Interest rate contracts			Options written, at value	6,748,215

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments (Continued)	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value

Credit contracts			Swaptions written, at value	$216,075
Forward currency exchange contracts			Swaptions written, at value	261,419
Interest rate contracts			Swaptions written, at value	56,298,318
Forward currency exchange contracts	Investments, at value	$68,536,709**
Interest rate contracts	Investments, at value	55,629,422**

Total		$713,913,394		$521,046,541

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**Amounts relate to purchased option contracts and purchased swaption contracts.

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Investment from unaffiliated companies*	Closing and expiration of swaption contracts written	Closing and expiration of option contracts written	Closing and expiration of futures contracts	Foreign currency transactions

Credit contracts	$3,905,365	$931,860	$—	$—	$—
Forward currency exchange contracts	(5,713,315)	—	15,049,893	—	262,153,440
Interest rate contracts	(40,336,563)	4,850,186	3,698,051	(25,751,881)	—

Total	$(42,144,513)	$5,782,046	$18,747,944	$(25,751,881)	$262,153,440

*Includes purchased option contracts, purchased swaption contracts, written option contracts exercised and written swaption contracts exercised, if any.

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Swap contracts	Total

Credit contracts	$716,971	$5,554,196
Forward currency exchange contracts	2,169,588	273,659,606
Interest rate contracts	(22,447,026)	(79,987,233)

Total	$(19,560,467)	$199,226,569

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5. Risk Exposures and the Use of Derivative Instruments (Continued)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Investments*	Swaption contracts written	Option contracts written	Futures contracts	Translation of assets and liabilities denominated in foreign currencies

Credit contracts	$—	$24,817	$—	$—	$—
Forward currency exchange contracts	59,396,967	(23,675)	3,314,051	—	198,412,181
Interest rate contracts	(4,427,382)	18,673,080	(3,670,280)	(4,043,642)	—

Total	$54,969,585	$18,674,222	$(356,229)	$(4,043,642)	$198,412,181

*Includes purchased option contracts and purchased swaption contracts, if any.

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Swap contracts	Total

Credit contracts	$(4,633,992)	$(4,609,175)
Forward currency exchange contracts	(14,788,123)	246,311,401
Interest rate contracts	(1,583,340)	4,948,436

Total	$(21,005,455)	$246,650,662

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount

Class A
Sold	32,002,350	$190,633,939	93,893,827	$573,829,336
Dividends and/or distributions reinvested	5,913,461	35,283,816	18,965,759	115,857,840
Redeemed	(115,751,870)	(689,494,827)	(383,605,609)	(2,343,129,599)

Net decrease	(77,836,059)	$(463,577,072)	(270,746,023)	$(1,653,442,423)

Class B
Sold	61,818	$366,427	279,380	$1,704,751
Dividends and/or distributions reinvested	96,111	571,262	343,297	2,088,347
Redeemed	(2,669,786)	(15,878,191)	(9,648,212)	(58,686,445)

Net decrease	(2,511,857)	$(14,940,502)	(9,025,535)	$(54,893,347)

93      OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended
	March 31, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount

Class C
Sold	2,949,223	$17,504,037	8,346,769	$50,793,094
Dividends and/or distributions reinvested	1,045,192	6,212,163	3,321,785	20,209,071
Redeemed	(26,944,815)	(159,957,909)	(72,489,928)	(441,200,230)

Net decrease	(22,950,400)	$(136,241,709)	(60,821,374)	$(370,198,065)

Class I
Sold	103,824,701	$614,153,223	92,310,345	$564,165,663
Dividends and/or distributions reinvested	2,271,820	13,523,868	3,302,556	20,151,150
Redeemed	(52,080,762)	(309,967,932)	(54,936,352)	(334,687,912)

Net increase	54,015,759	$317,709,159	40,676,549	$249,628,901

Class R1
Sold	2,551,286	$15,158,971	6,594,619	$40,185,723
Dividends and/or distributions reinvested	402,941	2,396,702	1,029,781	6,271,893
Redeemed	(6,373,685)	(37,911,386)	(13,074,802)	(79,660,743)

Net decrease	(3,419,458)	$(20,355,713)	(5,450,402)	$(33,203,127)

Class Y
Sold	71,028,471	$422,967,302	235,489,465	$1,438,348,304
Dividends and/or distributions reinvested	7,281,927	43,430,256	16,984,065	103,739,096
Redeemed	(121,037,966)	(720,754,757)	(329,316,220)	(2,010,632,380)

Net decrease	(42,727,568)	$(254,357,199)	(76,842,690)	$(468,544,980)

1. Effective July 1, 2014, Class N shares were renamed Class R.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2015 were as follows:

	Purchases	Sales

Investment securities	$2,917,971,887	$3,115,768,981
U.S. government and government agency obligations	—	20,011,719

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

94      OPPENHEIMER INTERNATIONAL BOND FUND

8. Fees and Other Transactions with Affiliates (Continued)

Fee Schedule
Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Next $10 billion	0.48
Over $15 billion	0.45

The Fund’s management fee for the fiscal six months ended March 31, 2015 was 0.52% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

95      OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class R shares daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees vote annually to approve its continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
March 31, 2015	$72,859	$1,964	$87,076	$14,563	$1,030

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2015, the Manager waived fees and/or reimbursed the Fund $129,865 for IMMF management fees.

96      OPPENHEIMER INTERNATIONAL BOND FUND

8. Fees and Other Transactions with Affiliates (Continued)

    Waivers and/or reimbursements may be modified or terminated as set forth according to the terms in the prospectus.

9. Pending Litigation

    In 2009, seven class action lawsuits were filed in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also named as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raised claims under federal securities laws and alleged, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions sought unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. In March 2014, the parties in six of these lawsuits executed stipulations and agreements of settlement resolving those actions. In July 2014, the court entered an order and final judgment approving the settlements as fair, reasonable and adequate. The settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer Rochester California Municipal Fund (the “California Fund Suit”). OFI believes the California Fund Suit is without legal merit and is defending the suit vigorously. While it is premature to render any opinion as to the outcome in the California Fund Suit, or whether any costs that OFI may bear in defending the California Fund Suit might not be reimbursed by insurance, OFI believes the California Fund Suit should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of the California Fund Suit should not have any material effect on the operations of any of the Oppenheimer funds.

97      OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

    Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

98      OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

Trustees and Officers	Sam Freedman, Chairman of the Board of Trustees and Trustee
(As of May 2015)	Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Hemant Baijal, Vice President
Christopher Kelly, Vice President
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Arthur S. Gabinet, Secretary and Chief Legal Officer
Jennifer Sexton, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2015 OppenheimerFunds, Inc. All rights reserved.

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PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

—	Applications or other forms
—	When you create a user ID and password for online account access
—	When you enroll in eDocs Direct, our electronic document delivery service
—	Your transactions with us, our affiliates or others
—	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
—	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

100      OPPENHEIMER INTERNATIONAL BOND FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

—

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

—

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

—	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated March 2015. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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OppenheimerFunds® The Right Way to Invest

Visit us at oppenheimerfunds.com for 24-hr access

to account information and transactions or call us at

800 CALL OPP (800 225 5677) for 24-hr automated

information and automated transactions. Representatives

also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677

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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2015 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0880.001.0315         May 27, 2015

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/12/2015